                     GT GLOBAL EQUITY FUNDS: ADVISOR CLASS

                  SUPPLEMENT TO PROSPECTUS DATED APRIL 1, 1998

--------------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS, AS APPLICABLE, THE DISCUSSION UNDER "INVESTMENT OBJECTIVES AND POLICIES," "HOW TO INVEST," "MANAGEMENT," AND "OTHER INFORMATION" WITH RESPECT TO G.T. GLOBAL GROWTH SERIES (THE "COMPANY"), GROWTH PORTFOLIO (THE "PORTFOLIO") AND EACH FUND:

On January 30, 1998, Liechtenstein Global Trust, AG ("LGT"), the indirect parent organization of GT Global, Inc. and Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes Chancellor LGT (the "Purchase"). AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the purchase is subject to a number of contingencies, including regulatory approvals. The transaction would constitute an assignment of, and thereby result in the termination of, the Company's investment management agreement with Chancellor LGT. Accordingly, the Company's and Portfolio's Boards of Trustees have approved, subject to shareholder approval, new investment management and administration agreements between A I M Advisors, Inc. ("A I M"), a wholly-owned subsidiary of AMVESCAP, and the Portfolio or Company, as applicable, and sub-advisory and sub-administration agreements between A I M and Chancellor LGT, which will become a separate, indirect wholly-owned subsidiary of AMVESCAP. Under the new agreements, A I M would serve as investment manager and administrator and Chancellor LGT would serve as investment sub-adviser and sub-administrator of the Portfolio or Company, as applicable. In addition to shareholder approval, implementation of the new investment advisory arrangements is contingent upon the consummation of the Purchase.

The Board of Trustees of the Company has also approved the following matters, subject to shareholder approval:

1.  Amendments to the fundamental investment restrictions of each Fund.

2. The reorganization of the Company from a Massachusetts business trust into a Delaware business trust.

In addition, the Board has approved new distribution agreements for the Funds pursuant to which A I M Distributors, Inc. ("A I M Distributors"), a wholly-owned subsidiary of A I M, would serve as each Fund's principal underwriter.

Implementation of the new distribution arrangements is contingent upon (1) shareholder approval of the new investment advisory arrangements; and (2) the consummation of the Purchase.

A special meeting of shareholders of the Company will be held on May 20, 1998 to consider and vote on, among other proposals, the matters noted above that require shareholder approvals. If the matters are approved by shareholders and the Purchase consummated, it is anticipated that the changes described above will become effective on or about June 1, 1998.

                                     [LOGO]

EQUSX803M                                                          April 1, 1998

                     GT GLOBAL EQUITY FUNDS: ADVISOR CLASS
                          PROSPECTUS -- APRIL 1, 1998
--------------------------------------------------------------------------------

      GT GLOBAL NEW PACIFIC GROWTH FUND                GT GLOBAL WORLDWIDE GROWTH FUND
               ("PACIFIC FUND")                               ("WORLDWIDE FUND")
         GT GLOBAL EUROPE GROWTH FUND               GT GLOBAL AMERICA MID CAP GROWTH FUND
               ("EUROPE FUND")                             ("AMERICA MID CAP FUND")
         GT GLOBAL JAPAN GROWTH FUND               GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                ("JAPAN FUND")                            ("AMERICA SMALL CAP FUND")
     GT GLOBAL INTERNATIONAL GROWTH FUND                 GT GLOBAL AMERICA VALUE FUND
            ("INTERNATIONAL FUND")                          ("AMERICA VALUE FUND")

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND each seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

THE AMERICA MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").

THE AMERICA SMALL CAP FUND seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").

THE AMERICA VALUE FUND seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that Chancellor LGT Asset Management, Inc. (the "Manager") believes to be undervalued in relation to long-term earning power or other factors.

Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or either Portfolio will achieve its investment objective. The investment experience of the America Small Cap Fund and America Value Fund will correspond directly with the investment experience of their corresponding Portfolios.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed and/or administered by the Manager. The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated April 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 824-1580. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR

FINANCIAL ADVISOR.

                                     [LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         21
Risk Factors..............................................................................         27
How to Invest.............................................................................         30
How to Make Exchanges.....................................................................         32
How to Redeem Shares......................................................................         33
Shareholder Account Manual................................................................         35
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         36
Management................................................................................         38
Other Information.........................................................................         43

                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Funds and the Portfolios:  Each Fund is a diversified series of G.T. Global Growth Series
                               (the "Company"). Each Portfolio is a diversified series of Growth
                               Portfolio.
Investment Objectives:         The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund seek long-term growth of capital; the America Small Cap Fund and America Value Fund seek long-term capital appreciation.
Principal Investments:         The Pacific Fund, Europe Fund, Japan Fund, International Fund and
                               Worldwide Fund each invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).
                               The America Mid Cap Fund invests primarily in equity securities of
                               U.S. mid cap companies.
                               The America Small Cap Fund invests all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.
                               The America Value Fund invests all of its investable assets in the
                               Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than
                               $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors.
Principal Risk Factors:        There is no assurance that any Fund or either Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities.
                               The Pacific Fund, Europe Fund, Japan Fund and International Fund
                               each invests primarily in foreign securities. The Worldwide Fund may invest a significant portion of its assets in foreign
                               securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund
                               and the Portfolios each invests a significant portion of its assets in issuers in a particular country or region of the world.
                               As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund may engage in certain foreign currency, options and futures transactions, and each
                               Portfolio may engage in certain options and futures transactions, to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments.
                               Such transactions involve certain risks and transaction costs.

                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               See "Investment Objectives and Policies" and "Risk Factors."
Investment Manager:            The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors, entrusted with
                               approximately $79 billion in total assets as of December 31, 1997.
                               The Manager and its worldwide asset management affiliates maintain investment offices in Frankfurt, Hong Kong, London, New York, San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."
                               Advisor Class shares are offered through this Prospectus to (a)
Advisor Class Shares:          trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies composing or affiliated with
                               Liechtenstein Global Trust.
Shares Available Through:      Advisor Class shares are available through Financial Advisers who have entered into agreements with the Funds' distributor, GT
                               Global, Inc. ("GT Global") or certain of its affiliates. See "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares may only be exchanged for Advisor Class shares of other GT Global Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See "How to Make Exchanges" and "Shareholder Account
                               Manual."
Redemptions:                   Shares may be redeemed through the Funds' transfer agent, GT
                               Global Investor Services, Inc. ("Transfer Agent"). See "How to
                               Redeem Shares" and "Shareholder Account Manual."
Dividends and Other
  Distributions:               Dividends are paid annually from net investment income and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor
                               Class shares of other GT Global Mutual Funds.

                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):

                                                             GT GLOBAL                            GT GLOBAL   GT GLOBAL
                                GT GLOBAL     GT GLOBAL         NEW       GT GLOBAL   GT GLOBAL    AMERICA     AMERICA    GT GLOBAL
                                WORLDWIDE   INTERNATIONAL     PACIFIC      EUROPE       JAPAN     SMALL CAP    MID CAP     AMERICA
                                 GROWTH        GROWTH         GROWTH       GROWTH      GROWTH      GROWTH      GROWTH       VALUE
                                  FUND          FUND           FUND         FUND        FUND        FUND        FUND        FUND
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                 ADVISOR       ADVISOR        ADVISOR      ADVISOR     ADVISOR     ADVISOR     ADVISOR     ADVISOR
                                  CLASS         CLASS          CLASS        CLASS       CLASS       CLASS       CLASS       CLASS
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None          None           None         None        None        None        None        None
  Sales charges on reinvested
   distributions to
   shareholders...............    None          None           None         None        None        None        None        None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................    None          None           None         None        None        None        None        None
  Redemption charges..........    None          None           None         None        None        None        None        None
  Exchange fees:
    -- On first four exchanges
       each year..............    None          None           None         None        None        None        None        None
    -- On each additional
       exchange...............   $7.50         $7.50          $7.50        $7.50       $7.50       $7.50       $7.50       $7.50

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .98%          .98%           .97%         .97%        .98%        .73%        .72%        .73%
  12b-1 distribution and
   service fees...............    None          None           None         None        None        None        None        None
  Other expenses (after reim-
   bursements)................    .49%          .49%           .61%         .57%        .73%        .92%        .41%        .95%
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
  Total Fund Operating
   Expenses...................   1.47%         1.47%          1.58%        1.54%       1.71%       1.65%       1.13%       1.68%
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------

                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
  GT Global Worldwide Growth Fund
      Advisor Class shares.......................................................        $15         $47         $81        $177
  GT Global International Growth Fund
      Advisor Class shares.......................................................        $15         $47         $81        $177
  GT Global New Pacific Growth Fund
      Advisor Class shares.......................................................        $16         $50         $87        $189
  GT Global Europe Growth Fund
      Advisor Class shares.......................................................        $16         $49         $85        $185
  GT Global Japan Growth Fund
      Advisor Class shares.......................................................        $18         $54         $94        $203
  GT Global America Small Cap Growth Fund
      Advisor Class shares.......................................................        $17         $52         $90        $197
  GT Global America Mid Cap Growth Fund
      Advisor Class shares.......................................................        $12         $36         $63        $138
  GT Global America Value Fund
      Advisor Class shares.......................................................        $17         $53         $92        $200

--------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Expenses are based on the Funds' fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. Effective January 1, 1998, the Manager and GT Global have undertaken to limit each Fund's, other than America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares. Similarly, the Manager and GT Global have undertaken to limit the America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 2.17%, respectively, for the America Small Cap Fund (including its share of the expenses of its corresponding Portfolio) and 1.92% and 2.65%, respectively, for the America Value Fund (including its share of the expenses of its corresponding Portfolio). Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Company believes that the aggregate per share expenses of the America Small Cap Fund and the America Value Fund and each of their corresponding Portfolios will be approximately equal to the expenses each Fund would incur if their assets were invested directly in the type of securities being held by its corresponding Portfolio.

                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                                                     CLASS A+
                                   -----------------------------------------------------------------------------
                                                                YEAR ENDED DEC. 31,
                                   -----------------------------------------------------------------------------
                                     1997      1996*      1995*       1994       1993*        1992        1991
                                   --------   --------   --------   --------    --------    --------    --------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................   $  16.71   $  16.82   $  15.53   $  17.47    $  14.47    $  14.07    $  11.83
                                   --------   --------   --------   --------    --------    --------    --------
Net investment income (loss)....       0.05       0.03         --         --        0.04        0.07        0.10
Net realized and unrealized gain
 (loss) on investments..........       1.55       1.79       1.74      (1.16)       3.92        0.39        2.29
                                   --------   --------   --------   --------    --------    --------    --------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........       1.60       1.82       1.74      (1.16)       3.96        0.46        2.39
                                   --------   --------   --------   --------    --------    --------    --------
Distributions:
  Net investment income.........      (0.02)        --         --         --          --          --       (0.15)
  Net realized gain on
   investments..................      (4.03)     (1.93)     (0.45)     (0.78)      (0.96)      (0.06)         --
                                   --------   --------   --------   --------    --------    --------    --------
    Total distributions.........      (4.05)     (1.93)     (0.45)     (0.78)      (0.96)      (0.06)      (0.15)
                                   --------   --------   --------   --------    --------    --------    --------
Net asset value, end of
 period.........................   $  14.26   $  16.71   $  16.82   $  15.53    $  17.47    $  14.47    $  14.07
                                   --------   --------   --------   --------    --------    --------    --------
                                   --------   --------   --------   --------    --------    --------    --------
Total investment return
 (a)(c).........................     10.00%     10.92%     11.23%    (6.65)%       27.6%        3.3%       20.3%
                                   --------   --------   --------   --------    --------    --------    --------
                                   --------   --------   --------   --------    --------    --------    --------

Ratios and supplemental data:
Net assets, end of period (in
 000's).........................   $103,769   $125,556   $145,982   $182,467    $193,997    $141,310    $126,868
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)...      0.32%      0.14%    (0.06)%    (0.01)%        0.9%        0.5%        0.8%
  Without expense reductions
   (b)..........................      0.23%      0.06%    (0.12)%    (0.04)%         N/A         N/A         N/A
Ratio of expenses to average net
 assets:
  With expense reductions (b)...      1.73%      1.72%      1.87%      1.81%        1.9%        2.1%        2.0%
  Without expense reductions
   (b)..........................      1.82%      1.80%      1.93%      1.84%         --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++.....        92%        80%       113%        86%         92%         95%        122%
Average commission rate per
 share paid on portfolio
 transactions +++...............    $0.0288    $0.0263        N/A        N/A         N/A         N/A         N/A

------------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.

(b)   Annualized for periods less than one year.
(c)   Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                                               CLASS A+                              ADVISOR CLASS++
                                   ---------------------------------     ----------------------------------------
                                                                               YEAR ENDED
                                          YEAR ENDED DEC. 31,                   DEC. 31,            JUNE 1, 1995
                                   ---------------------------------     ----------------------          TO
                                    1990       1989         1988          1997         1996         DEC. 31, 1995
                                   -------    -------    -----------     -------    -----------     -------------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................   $ 13.63    $ 10.18      $    8.84     $ 16.81      $   16.86        $15.26
                                   -------    -------    -----------     -------    -----------     -------------
Net investment income (loss)....      0.11      (0.01)          0.02        0.12           0.09          0.03
Net realized and unrealized gain
 (loss) on investments..........     (1.82)      3.82           1.42        1.57           1.79          2.02
                                   -------    -------    -----------     -------    -----------     -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........     (1.71)      3.81           1.44        1.69           1.88          2.05
                                   -------    -------    -----------     -------    -----------     -------------
Distributions:
  Net investment income.........     (0.09)        --             --       (0.09)            --            --
  Net realized gain on
   investments..................        --      (0.36)         (0.10)      (4.03)         (1.93)        (0.45)
                                   -------    -------    -----------     -------    -----------     -------------
    Total distributions.........     (0.09)     (0.36)         (0.10)      (4.12)         (1.93)        (0.45)
                                   -------    -------    -----------     -------    -----------     -------------
Net asset value, end of
 period.........................   $ 11.83    $ 13.63      $   10.18     $ 14.38      $   16.81        $16.86
                                   -------    -------    -----------     -------    -----------     -------------
                                   -------    -------    -----------     -------    -----------     -------------
Total investment return
 (a)(c).........................   (12.5)%      37.6%          16.3%      10.43%         11.31%        13.46%
                                   -------    -------    -----------     -------    -----------     -------------
                                   -------    -------    -----------     -------    -----------     -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).........................   $85,894    $38,263      $  11,673     $ 2,627      $   2,455        $1,693
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)...      0.7%     (0.1)%           0.2%       0.67%          0.49%         0.29%
  Without expense reductions
   (b)..........................       N/A        N/A            N/A       0.58%          0.41%         0.23%
Ratio of expenses to average net
 assets:
  With expense reductions (b)...      2.1%       2.0%           2.0%       1.38%          1.37%         1.52%
  Without expense reductions
   (b)..........................       --%(d)     --%(d)         --%(d)    1.47%          1.45%         1.58%
Portfolio turnover rate +++.....      107%        91%           181%         92%            80%          113%
Average commission rate per
 share paid on portfolio
 transactions +++...............       N/A        N/A            N/A     $0.0288      $  0.0263           N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c)   Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global Worldwide Growth Fund.........        1997         $       0            $  21,918           9,622,077


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global Worldwide Growth Fund.........       $  0.0023

                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                                                   CLASS A+
                                ------------------------------------------------------------------------------
                                                             YEAR ENDED DEC. 31,
                                ------------------------------------------------------------------------------
                                 1997*     1996*      1995      1994     1993*      1992      1991      1990
                                --------  --------  --------  --------  --------  --------  --------  --------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   8.92  $   9.08  $   9.17  $  11.02  $   8.21  $   8.74  $   7.82  $   9.25
                                --------  --------  --------  --------  --------  --------  --------  --------
Net investment income
 (loss).......................      0.03     (0.01)     0.03     (0.04)     0.03      0.11      0.14      0.10
Net realized and unrealized
 gain (loss) on investments...      0.69      0.84      0.32     (0.82)     2.78     (0.62)     0.89     (1.42)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      0.72      0.83      0.35     (0.86)     2.81     (0.51)     1.03     (1.32)
                                --------  --------  --------  --------  --------  --------  --------  --------
Distributions:
  Net investment income.......     (0.03)       --        --     (0.04)       --     (0.02)    (0.11)    (0.11)
  Net realized gain on
   investments and foreign
   currency...................     (1.94)    (0.99)    (0.24)    (0.95)       --        --        --        --
  In excess of net realized
   gain on investments........        --        --     (0.20)       --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------
      Total distributions.....     (1.97)    (0.99)    (0.44)    (0.99)       --     (0.02)    (0.11)    (0.11)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.......................  $   7.67  $   8.92  $   9.08  $   9.17  $  11.02  $   8.21  $   8.74  $   7.82
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------
Total investment return
 (a)(c).......................     8.51%     9.28%     3.88%   (7.78)%    34.23%     5.83%     13.2%   (14.3)%
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $148,143  $196,601  $308,816  $430,701  $523,397  $421,693  $463,851  $343,949
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....     0.35%   (0.14)%     0.24%   (0.04)%      0.3%      1.2%      1.5%      1.4%
  Without expense
   reductions.................     0.22%   (0.25)%     0.16%   (0.09)%       N/A       N/A       N/A       N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.69%     1.80%     1.70%     1.70%      1.8%      1.9%      1.9%      1.9%
  Without expense
   reductions.................     1.82%     1.91%     1.78%     1.75%       --%(d)      --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++...       72%       74%       75%       96%       90%       89%       83%       58%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0269  $ 0.0267       N/A       N/A       N/A       N/A       N/A       N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 3 for 1 stock split effective August 14,
     1989.

(a)   Not annualized.

(b)   Annualized for periods of less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                ADVISOR CLASS++
                                -----------------  ----------------------------------
                                 YEAR ENDED DEC.   YEAR ENDED DEC. 31,   JUNE 1, 1995
                                       31,                                    TO
                                -----------------  -------------------     DEC. 31,
                                 1989**   1988**    1997*     1996*          1995
                                --------  -------  -------  ----------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   6.77  $  5.71  $  9.01    $   9.11      $ 8.49
                                --------  -------  -------  ----------   ------------
Net investment income
 (loss).......................      0.01    (0.01)    0.07        0.02        0.03
Net realized and unrealized
 gain (loss) on investments...      2.60     1.12     0.65        0.87        1.03
                                --------  -------  -------  ----------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      2.61     1.11     0.72        0.89        1.06
                                --------  -------  -------  ----------   ------------
Distributions:
  Net investment income.......        --       --    (0.07)         --          --
  Net realized gain on
   investments and foreign
   currency...................     (0.13)   (0.05)   (1.94)      (0.99)      (0.24)
  In excess of net realized
   gain on investments........        --       --       --          --       (0.20)
                                --------  -------  -------  ----------   ------------
      Total distributions.....     (0.13)   (0.05)   (2.01)      (0.99)      (0.44)
                                --------  -------  -------  ----------   ------------
Net asset value, end of
 period.......................  $   9.25  $  6.77  $  7.72    $   9.01      $ 9.11
                                --------  -------  -------  ----------   ------------
                                --------  -------  -------  ----------   ------------
Total investment return
 (a)(c).......................     38.6%    19.4%    8.53%       9.79%      12.56%
                                --------  -------  -------  ----------   ------------
                                --------  -------  -------  ----------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $136,975  $29,792  $   284    $    461      $  381
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................      0.1%   (0.2)%    0.70%       0.21%       0.59%
  Without expense reductions
   (b)........................       N/A      N/A    0.57%       0.10%       0.51%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................      1.9%     2.1%    1.34%       1.45%       1.35%
  Without expense reductions
   (b)........................       --%(d)     --%(d)   1.47%      1.56%     1.43%
Portfolio turnover rate +++...       82%     115%      72%         74%         75%
Average commission rate per
 share paid on portfolio
 transactions +++.............       N/A      N/A  $0.0269    $ 0.0267         N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                            AVERAGE MONTHLY
                                                                                               NUMBER OF
                                                                         AVERAGE AMOUNT       REGISTRANT'S
                                                       AMOUNT OF DEBT        OF DEBT             SHARES         AVERAGE AMOUNT OF
                                             YEAR      OUTSTANDING AT      OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                             ENDED      END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                          -----------  ---------------  -----------------  ------------------  -------------------
GT Global International Growth Fund.....        1997      $       0         $ 283,148           26,055,589          $  0.0109
                                                1996        129,000           131,860           32,830,494             0.0040

                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                                                   CLASS A+
                                ------------------------------------------------------------------------------
                                                             YEAR ENDED DEC. 31,
                                ------------------------------------------------------------------------------
                                 1997*     1996*     1995*      1994      1993      1992      1991      1990
                                --------  --------  --------  --------  --------  --------  --------  --------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  13.12  $  12.47  $  12.10  $  15.86  $  10.31  $  11.30  $  10.57  $  12.61
                                --------  --------  --------  --------  --------  --------  --------  --------
Net investment income
 (loss).......................      0.05      0.02      0.11      0.02     (0.03)     0.07      0.11      0.13
Net realized and unrealized
 gain (loss) on investments...     (5.84)     2.44      0.79     (3.15)     6.23     (0.97)     1.25     (1.51)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     (5.79)     2.46      0.90     (3.13)     6.20     (0.90)     1.36     (1.38)
                                --------  --------  --------  --------  --------  --------  --------  --------
Distributions:
  Net investment income.......     (0.03)       --    (0.10)     (0.01)       --     (0.06)    (0.08)    (0.12)
  Net realized gain on
   investments and foreign
   currency...................     (0.82)    (1.81)    (0.43)    (0.55)    (0.65)    (0.03)    (0.55)    (0.54)
  In excess of net investment
   income.....................        --        --        --        --        --        --        --        --
  In excess of net realized
   gain on investments........        --        --        --     (0.07)       --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------
    Total distributions.......     (0.85)    (1.81)    (0.53)    (0.63)    (0.65)    (0.09)    (0.63)    (0.66)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.......................  $   6.48  $  13.12  $  12.47  $  12.10  $  15.86  $  10.31  $  11.30  $  10.57
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------
Total investment return
 (a)(c).......................  (44.24)%    20.04%     7.45%  (19.73)%    60.61%   (7.96)%     13.1%   (11.0)%
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------

Ratio and supplemental data:
Net assets, end of period (in
 000's).......................  $135,807  $361,244  $383,722  $404,680  $498,898  $281,418  $333,800  $234,793
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....     0.41%     0.17%     0.91%     0.11%    (0.3)%      0.6%      1.0%      1.1%
  Without expense
   reductions.................     0.14%     0.04%     0.86%       N/A       N/A       N/A       N/A       N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.66%     1.86%     1.89%     1.81%      1.9%      2.0%      2.0%      2.1%
  Without expense
   reductions.................     1.93%     1.99%     1.94%       --%(d)      --%(d)      --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++...       80%       93%       63%       87%      117%       72%       85%       75%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0066  $ 0.0032       N/A       N/A       N/A       N/A       N/A       N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                                              CLASS A+                 ADVISOR CLASS++
                                          -----------------  -----------------------------------
                                           YEAR ENDED DEC.                         JUNE 1, 1995
                                                 31,         YEAR ENDED DEC. 31,        TO
                                          -----------------  -------------------     DEC. 31,
                                           1989*     1988*    1997*     1996*          1995*
                                          --------  -------  -------  ----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   8.74  $  7.25  $ 13.16    $  12.45       $12.89
                                          --------  -------  -------  ----------   -------------
Net investment income (loss)............     (0.01)    0.01     0.08        0.07        0.09
Net realized and unrealized gain (loss)
 on investments.........................      4.21     1.66    (5.89)       2.45        0.05
                                          --------  -------  -------  ----------   -------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................      4.20     1.67   (5.81)        2.52        0.14
                                          --------  -------  -------  ----------   -------------
Distributions:
  Net investment income.................        --       --    (0.08)         --       (0.15)
  Net realized gain on investments and
   foreign currency.....................     (0.33)   (0.18)   (0.82)      (1.81)      (0.43)
  In excess of net investment income....        --       --       --          --          --
                                          --------  -------  -------  ----------   -------------
    Total distributions.................     (0.33)   (0.18)   (0.90)      (1.81)      (0.58)
                                          --------  -------  -------  ----------   -------------
Net asset value, end of period..........  $  12.61  $  8.74  $  6.45    $  13.16       $12.45
                                          --------  -------  -------  ----------   -------------
                                          --------  -------  -------  ----------   -------------
Total investment return (a)(c)..........     48.1%    23.2%  (44.26)%     20.56%       1.07%
                                          --------  -------  -------  ----------   -------------
                                          --------  -------  -------  ----------   -------------

Ratio and supplemental data:
Net assets, end of period (in 000's)....  $170,071  $56,342  $ 1,488    $  1,575       $ 935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........    (0.1)%     0.0%    0.76%       0.52%       1.26%
  Without expense reductions (b)........       N/A      N/A    0.49%       0.39%       1.21%
Ratio of expenses to average net assets:
  With expense reductions (b)...........      2.0%     2.2%    1.31%       1.51%       1.54%
  Without expense reductions (b)........       --%(d)     --%(d)   1.58%      1.64%     1.59%
Portfolio turnover rate +++.............       70%     107%      80%         93%         63%
Average commission rate per share paid
 on portfolio transactions +++..........       N/A      N/A  $0.0066    $ 0.0032         N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global New Pacific Growth Fund.......        1997         $       0           $ 3,020,567          33,807,469


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global New Pacific Growth Fund.......       $  0.0893

                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                                                     CLASS A+
                                ----------------------------------------------------------------------------------
                                                               YEAR ENDED DEC. 31,
                                ----------------------------------------------------------------------------------
                                 1997*     1996*     1995*     1994*     1993*     1992*       1991        1990
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  12.89  $  10.88  $  10.03  $  10.84  $   8.51  $   9.59  $     9.33  $    10.94
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net investment income.........     (0.04)    (0.03)     0.04      0.06      0.05      0.11***       0.21       0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      1.48      2.16      0.95     (0.69)     2.36     (1.19)       0.19       (1.71)
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      1.44      2.13      0.99     (0.63)     2.41     (1.08)       0.40       (1.61)
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Distributions:
  Net investment income.......        --        --     (0.10)    (0.05)    (0.06)       --       (0.14)         --
  Net realized gain on
   investments................     (0.01)    (0.12)    (0.04)       --        --        --          --          --
  In excess of net investment
   income.....................        --        --        --        --     (0.02)       --          --          --
  In excess of net realized
   gain on investments........        --        --        --     (0.13)       --        --          --          --
                                --------  --------  --------  --------  --------  --------  ----------  ----------
      Total distributions.....     (0.01)    (0.12)    (0.14)    (0.18)    (0.08)       --       (0.14)         --
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net asset value, end of year..  $  14.32  $  12.89  $  10.88  $  10.03  $  10.84  $   8.51  $     9.59  $     9.33
                                --------  --------  --------  --------  --------  --------  ----------  ----------
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Total investment return
 (a)(c).......................    11.20%    19.61%     9.86%   (5.80)%     28.3%   (11.3)%        4.3%     (14.7)%
                                --------  --------  --------  --------  --------  --------  ----------  ----------
                                --------  --------  --------  --------  --------  --------  ----------  ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $407,004  $453,792  $483,375  $646,313  $854,701  $781,607  $1,211,709  $1,428,677
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.29)%   (0.26)%     0.38%     0.61%      0.6%      1.2%***       1.7%       1.1%
  Without expense reductions
   (b)........................   (0.43)%   (0.32)%     0.32%     0.53%       N/A       N/A         N/A         N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.75%     1.82%     1.83%     1.73%      1.9%      2.0%***       1.8%       1.9%
  Without expense reductions..     1.89%     1.88%     1.89%     1.81%       --%(d)      --%(d)        --%(d)        --%(d)
Portfolio turnover rate +++...      107%      123%      108%       91%       67%       65%         55%         34%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0533  $ 0.0277       N/A       N/A       N/A       N/A         N/A         N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                   ADVISOR CLASS++
                                ----------------  -----------------------------------------
                                YEAR ENDED DEC.      YEAR ENDED DEC. 31,       JUNE 1, 1995
                                      31,                                           TO
                                ----------------  --------------------------     DEC. 31,
                                 1989**   1988**      1997*         1996*        1995(D)
                                --------  ------  -------------   ----------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   7.77  $7.76      $    12.92    $   10.85     $ 10.24
                                --------  ------  -------------   ----------   ------------
Net investment income
 (loss).......................     (0.02) (0.07 )          0.01         0.01        0.08
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      3.19   0.87            1.49         2.18        0.71
                                --------  ------  -------------   ----------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      3.17   0.80            1.50         2.19        0.79
                                --------  ------  -------------   ----------   ------------
Distributions:
  Net investment income.......        --     --              --           --       (0.14)
  Net realized gain on
   investments................        --     --           (0.01)       (0.12)         --
  In excess of net investment
   income.....................        --  (0.79 )            --           --       (0.04)
  In excess of net realized
   gain on investments........        --     --              --           --          --
                                --------  ------  -------------   ----------   ------------
      Total distributions.....        --  (0.79 )         (0.01)       (0.12)      (0.18)
                                --------  ------  -------------   ----------   ------------
Net asset value, end of
 period.......................  $  10.94  $7.77      $    14.41    $   12.92     $ 10.85
                                --------  ------  -------------   ----------   ------------
                                --------  ------  -------------   ----------   ------------
Total investment return
 (a)(c).......................     40.7%  11.1%          11.64%       20.21%       7.75%
                                --------  ------  -------------   ----------   ------------
                                --------  ------  -------------   ----------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $382,428  $8,376     $    3,239    $   1,416     $   718
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................    (0.6)%  (1.0)%          0.06%        0.09%       0.73%
  Without expense reductions
   (b)........................       N/A    N/A         (0.08)%        0.03%       0.67%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................      1.9%   3.6%           1.40%        1.47%       1.48%
  Without expense reductions
   (b)........................       --%(d)   --% (d)         1.54%      1.53%     1.54%
Portfolio turnover rate +++...       43%   153%            107%         123%        108%
Average commission rate per
 share paid on portfolio
 transactions +++.............       N/A    N/A      $   0.0533    $  0.0277         N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global Europe Growth Fund............        1997         $       0           $ 7,281,203          38,714,809


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global Europe Growth Fund............       $  0.1881

                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                              CLASS A(D)                             ADVISOR CLASS(D)
                                ---------------------------------------   ---------------------------------------
                                                          OCT. 18, 1995                             OCT. 18, 1995
                                                          (COMMENCEMENT                             (COMMENCEMENT
                                  YEAR ENDED DEC. 31,          OF           YEAR ENDED DEC. 31,          OF
                                                           OPERATIONS)                               OPERATIONS)
                                -----------------------      THROUGH      -----------------------      THROUGH
                                   1997         1996      DEC. 31, 1995      1997         1996      DEC. 31, 1995
                                ----------   ----------   -------------   ----------   ----------   -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................   $   12.52    $   11.80      $ 11.43       $   12.58    $   11.81      $ 11.43
                                ----------   ----------   -------------   ----------   ----------   -------------
Net investment income
 (loss).......................       (0.18)***      (0.05)**       0.04*       (0.14)***         --**       0.05*
Net realized and unrealized
 gain (loss) on investments...        2.20         1.69         0.33            2.22         1.69         0.33
                                ----------   ----------   -------------   ----------   ----------   -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........        2.02         1.64         0.37            2.08         1.69         0.38
                                ----------   ----------   -------------   ----------   ----------   -------------
Distributions to shareholders:
  From net realized gain on
   investments................       (0.27)       (0.92)          --           (0.27)       (0.92)          --
                                ----------   ----------   -------------   ----------   ----------   -------------
  Total distributions.........       (0.27)       (0.92)          --           (0.27)       (0.92)          --
                                ----------   ----------   -------------   ----------   ----------   -------------
Net asset value, end of
 year.........................   $   14.27    $   12.52      $ 11.80       $   14.39    $   12.58      $ 11.81
                                ----------   ----------   -------------   ----------   ----------   -------------
                                ----------   ----------   -------------   ----------   ----------   -------------
Total investment return
 (a)(c).......................      16.23%       13.81%        3.24%          16.63%       14.22%        3.32%
                                ----------   ----------   -------------   ----------   ----------   -------------
                                ----------   ----------   -------------   ----------   ----------   -------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $  10,896    $   8,448      $ 1,931       $   1,592    $     435      $    52
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by the
   Manager (b)................     (1.40)%      (0.38)%        1.68%         (1.05)%      (0.03)%        2.03%
  Without reimbursement by the
   Manager (b)................     (2.00)%      (1.47)%     (20.52)%         (1.65)%      (1.12)%     (20.17)%
Ratio of expenses to average
 net assets:
  With reimbursement by the
   Manager (b)................       1.92%        2.00%        2.00%           1.57%        1.65%        1.65%
  Without reimbursement by the
   Manager (b)................       2.52%        3.09%       24.20%           2.17%        2.74%       23.85%
Portfolio turnover rate +.....        233%         150%          N/A            233%         150%          N/A
Average commission rate per
 share paid on portfolio
 transactions +...............     $0.0517      $0.0489          N/A         $0.0517      $0.0489          N/A

------------------

* Before reimbursement by the Manager the net investment loss per share would have been $(0.47) and $(0.46) for Class A and Advisor Class shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Manager the net investment loss per share would have been $(0.19) and $(0.14) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1996.

*** Before reimbursement by the Manager the net investment loss per share would have been $(0.25) and $(0.21) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1997.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

N/A Not Applicable.
                         ------------------------------

                                                                                                    AVERAGE MONTHLY
                                                                                                       NUMBER OF
                                                                                AVERAGE AMOUNT        REGISTRANT'S
                                                          AMOUNT OF DEBT            OF DEBT              SHARES
                                             YEAR         OUTSTANDING AT          OUTSTANDING         OUTSTANDING
                                             ENDED         END OF PERIOD       DURING THE PERIOD   DURING THE PERIOD
                                          -----------  ---------------------  -------------------  ------------------
GT Global America Small Cap Growth
 Fund...................................        1997         $       0             $   1,945            1,911,865


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Small Cap Growth
 Fund...................................       $  0.0010

                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                             CLASS A+
                                -------------------------------------------------------------------
                                                        YEAR ENDED DEC. 31,
                                -------------------------------------------------------------------
                                  1997      1996      1995     1994*      1993      1992     1991
                                --------  --------  --------  --------  --------  --------  -------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  20.77  $  19.07  $  17.69  $  17.17  $  17.12  $  14.13  $ 11.89
                                --------  --------  --------  --------  --------  --------  -------
Net investment income
 (loss).......................     (0.20)     0.03      0.24      0.04     (0.21)    (0.11)    0.01
Net realized and unrealized
 gain (loss) on investments...      3.00      2.96      3.93      2.55      1.56      4.54     2.28
                                --------  --------  --------  --------  --------  --------  -------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      2.80      2.99      4.17      2.59      1.35      4.43     2.29
                                --------  --------  --------  --------  --------  --------  -------
Distributions:
  Net investment income.......        --        --     (0.21)    (0.02)       --        --    (0.01)
  Net realized gain on
   investments................     (2.56)    (1.29)    (2.58)    (2.05)    (1.30)    (1.44)   (0.04)
                                --------  --------  --------  --------  --------  --------  -------
    Total distributions.......     (2.56)    (1.29)    (2.79)    (2.07)    (1.30)    (1.44)   (0.05)
                                --------  --------  --------  --------  --------  --------  -------
Net asset value, end of
 year.........................  $  21.01  $  20.77  $  19.07  $  17.69  $  17.17  $  17.12  $ 14.13
                                --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  -------
Total investment return
 (a)(c).......................    14.05%    15.65%    23.23%    15.69%      8.3%     31.7%    19.3%
                                --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  -------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $255,674  $343,427  $396,291  $196,937  $116,468  $166,712  $88,041
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.90)%     0.12%     1.24%     0.17%    (0.7)%    (1.1)%      --%
  Without expense reductions
   (b)........................   (1.01)%      0.07       N/A       N/A       N/A       N/A      N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.37%     1.36%     1.46%     1.58%      1.6%      1.8%     1.7%
  Without expense
   reductions.................     1.48%     1.41%       --%(d)      --%(d)      --%(d)      --%(d)     --%(d)
Portfolio turnover rate +++...      190%      253%       71%      102%       92%      114%     156%
Average commission rate per
 share paid on portfolio
 transactions +++.............   $0.0574   $0.0536       N/A       N/A       N/A       N/A      N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                                                                             ADVISOR CLASS++
                                                 CLASS A+          ------------------------------------
                                          -----------------------
                                                                   YEAR ENDED DEC. 31,    JUNE 1, 1995
                                            YEAR ENDED DEC. 31,                                TO
                                          -----------------------  -------------------      DEC. 31,
                                           1990     1989    1988    1997      1996            1995
                                          -------  ------  ------  ------  -----------   --------------
Per Share Operating Performance:
Net asset value, beginning of year......  $ 12.84  $ 8.76  $ 8.56  $20.76    $   19.05       $20.61
                                          -------  ------  ------  ------  -----------      -------
Net investment income (loss)............    (0.01)   0.10**  (0.40)  (0.15)        0.09        0.21
Net realized and unrealized gain (loss)
 on investments.........................    (0.94)   4.65    1.35    3.05         2.91         1.09
                                          -------  ------  ------  ------  -----------      -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (0.95)   4.75    0.95    2.90         3.00         1.30
                                          -------  ------  ------  ------  -----------      -------
Distributions:
  Net investment income.................       --   (0.10)     --      --           --        (0.28)
  Net realized gain on investments......       --   (0.57)  (0.75)  (2.56)       (1.29)       (2.58)
                                          -------  ------  ------  ------  -----------      -------
    Total distributions.................       --   (0.67)  (0.75)  (2.56)       (1.29)       (2.86)
                                          -------  ------  ------  ------  -----------      -------
Net asset value, end of year............  $ 11.89  $12.84  $ 8.76  $21.10    $   20.76       $19.05
                                          -------  ------  ------  ------  -----------      -------
                                          -------  ------  ------  ------  -----------      -------
Total investment return (a)(c)..........   (7.4)%   54.8%   11.1%  14.54%       15.72%        6.01%
                                          -------  ------  ------  ------  -----------      -------
                                          -------  ------  ------  ------  -----------      -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $65,413  $9,930  $1,548  $1,140    $   1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........   (0.1)%    1.2%* (4.7)%  (0.55)%       0.47%        1.59%
  Without expense reductions (b)........      N/A     N/A     N/A  (0.66)%       0.42%          N/A
Ratio of expenses to average net assets
 (b):
  With expense reductions...............     2.0%    1.9%*   5.1%   1.02%        1.01%        1.11%
  Without expense reductions............      --%(d)    --%(d)    --%(d)  1.13%       1.06%        --%(d)
Portfolio turnover rate +++.............     145%    133%    184%    190%         253%          71%
Average commission rate per share on
 portfolio transactions +++.............      N/A     N/A     N/A  $0.0574   $  0.0536          N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global America Mid Cap Growth Fund...        1997         $       0           $ 1,961,956          27,020,126


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Mid Cap Growth Fund...       $  0.0726

                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL AMERICA VALUE FUND

                                                        CLASS A(D)                             ADVISOR CLASS(D)
                                          ---------------------------------------   ---------------------------------------
                                                                    OCT. 18, 1995                             OCT. 18, 1995
                                                                    (COMMENCEMENT                             (COMMENCEMENT
                                            YEAR ENDED DEC. 31,          OF           YEAR ENDED DEC. 31,          OF
                                                                     OPERATIONS)                               OPERATIONS)
                                          -----------------------      THROUGH      -----------------------      THROUGH
                                             1997         1996      DEC. 31, 1995      1997         1996      DEC. 31, 1995

                                          ----------   ----------   -------------   ----------   ----------   -------------
Per Share Operating Performance:
Net asset value, beginning of year......   $   14.65    $   12.76     $  11.43       $   14.72    $   12.77     $  11.43
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net investment income (loss)............        0.09***      (0.01)**       0.03*         0.15***       0.03**       0.04*
Net realized and unrealized gain (loss)
 on investments.........................        3.87         1.94         1.30            3.91         1.96         1.30
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................        3.96         1.93         1.33            4.06         1.99         1.34
                                          ----------   ----------   -------------   ----------   ----------   -------------
Distributions to shareholders:
  From net investment income............      (0.03)           --           --          (0.07)           --           --
  From net realized gain on
   investments..........................      (1.33)        (0.04)          --          (1.34)        (0.04)          --
                                          ----------   ----------   -------------   ----------   ----------   -------------
  Total distributions...................      (1.36)        (0.04)          --          (1.41)        (0.04)          --
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net asset value, end of year............   $   17.25    $   14.65     $  12.76       $   17.37    $   14.72     $  12.77
                                          ----------   ----------   -------------   ----------   ----------   -------------
                                          ----------   ----------   -------------   ----------   ----------   -------------
Total investment return (a)(c)..........      27.23%       15.12%       11.64%          27.78%       15.58%       11.72%
                                          ----------   ----------   -------------   ----------   ----------   -------------
                                          ----------   ----------   -------------   ----------   ----------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668    $   2,529     $    870       $     439    $     191     $     81
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by the Manager
   (b)..................................       0.56%      (0.10)%        1.10%           0.91%        0.25%        1.45%
  Without reimbursement by the Manager
   (b)..................................     (0.42)%      (3.61)%     (47.44)%         (0.07)%      (3.26)%     (47.09)%
Ratio of expenses to average net assets:
  With reimbursement by the Manager
   (b)..................................       1.99%        2.00%        2.00%           1.64%        1.65%        1.65%
  Without reimbursement by the Manager
   (b)..................................       2.97%        5.51%       50.54%           2.62%        5.16%       50.19%
Ratio of interest expense to average net
 assets.................................       0.03%          N/A          N/A           0.03%          N/A          N/A
Portfolio turnover rate +...............         93%         256%          N/A             93%         256%          N/A
Average commission rate per share paid
 on portfolio transactions +............   $  0.0278    $  0.0551          N/A       $  0.0278    $  0.0551          N/A

------------------
* Before reimbursement by the Manager the net investment loss per share would have been $(1.11) and $(1.10) for Class A and Advisor Class shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Manager the net investment loss per share would have been $(0.50) and $(0.46) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1996

*** Before reimbursement by the Manager the net investment loss per share would have been $(0.07) and $0.01 for Class A and Advisor Class shares, respectively, for the year ended December 31, 1997

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

N/A Not Applicable.
                         ------------------------------

                                                                                                       AVERAGE MONTHLY
                                                                                 AVERAGE AMOUNT           NUMBER OF
                                                          AMOUNT OF DEBT             OF DEBT         REGISTRANT'S SHARES
                                             YEAR         OUTSTANDING AT           OUTSTANDING           OUTSTANDING
                                             ENDED         END OF PERIOD        DURING THE PERIOD     DURING THE PERIOD
                                          -----------  ---------------------  ---------------------  -------------------
GT Global America Value Fund............        1997         $       0              $     778               930,597


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Value Fund............       $  0.0008

                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND

                                                                         CLASS A+
                                          -----------------------------------------------------------------------
                                                                    YEAR ENDED DEC. 31,
                                          -----------------------------------------------------------------------
                                           1997*    1996*    1995*     1994     1993     1992*    1991     1990
                                          -------  -------  --------  -------  -------  -------  -------  -------
Per Share Operating Performance:
Net asset value, beginning of period....  $  9.76  $ 11.00  $  12.15  $ 11.61  $  8.70  $ 11.16  $ 11.48  $ 16.39
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net investment income (loss)............    (0.08)   (0.04)    (0.04)   (0.04)   (0.14)      --***   (0.09)   (0.05)****
Net realized and unrealized gain (loss)
 on investments.........................    (0.70)   (0.77)     0.26     0.79     3.05    (2.40)   (0.23)   (4.60)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (0.78)   (0.81)     0.22     0.75     2.91    (2.40)   (0.32)   (4.65)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Distributions:
  Net realized gain on investments and
   foreign currency.....................    (0.02)   (0.43)    (1.37)   (0.21)      --    (0.06)      --    (0.26)
                                          -------  -------  --------  -------  -------  -------  -------  -------
      Total distributions...............    (0.02)   (0.43)    (1.37)   (0.21)      --    (0.06)      --    (0.26)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net asset value, end of period..........  $  8.96  $  9.76  $  11.00  $ 12.15  $ 11.61  $  8.70  $ 11.16  $ 11.48
                                          -------  -------  --------  -------  -------  -------  -------  -------
                                          -------  -------  --------  -------  -------  -------  -------  -------
Total investment return (a)(c)..........  (7.99)%  (7.43)%     1.94%    6.56%   33.45%  (21.5)%   (2.8)%  (28.7)%
                                          -------  -------  --------  -------  -------  -------  -------  -------
                                          -------  -------  --------  -------  -------  -------  -------  -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $44,583  $63,585  $111,105  $98,066  $88,487  $93,865  $61,519  $51,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........  (0.61)%  (0.40)%   (0.40)%  (0.32)%   (0.3)%      --%***  (1.5)%  (1.2)%****
  Without expense reductions (b)........  (0.68)%  (0.50)%   (0.55)%  (0.44)%      N/A      N/A      N/A      N/A
Ratio of expenses to average net assets:
  With expense reductions (b)...........    1.99%    1.84%     1.99%    1.91%     2.1%     2.2%***    2.2%    2.2%****
  Without expense reductions (b)........    2.06%    1.94%     2.14%    2.03%      --%(d)     --%(d)     --%(d)     --%(d)
Portfolio turnover rate +++.............      58%      31%       67%      49%     104%     115%     251%     138%
Average commission rate per share paid
 on portfolio transactions +++..........  $0.0416  $0.0971       N/A      N/A      N/A      N/A      N/A      N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

****  Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                ADVISOR CLASS++
                                ----------------  ------------------------------------
                                YEAR ENDED DEC.   YEAR ENDED DEC. 31,    JUNE 1, 1995
                                      31,                                     TO
                                ----------------  --------------------     DEC. 31,
                                 1989    1988**    1997*      1996*          1995*
                                -------  -------  -------  -----------   -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $ 10.57  $ 10.36  $  9.81    $   11.02      $ 10.50
                                -------  -------  -------  -----------   -------------
Net investment income
 (loss).......................    (0.19)   (0.20)   (0.01)       (0.01)          --
Net realized and unrealized
 gain (loss) on investments...     6.57     2.44    (0.73)       (0.77)        1.89
                                -------  -------  -------  -----------   -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     6.38     2.24    (0.74)       (0.78)        1.89
                                -------  -------  -------  -----------   -------------
Distributions:
  Net realized gain on
   investments and foreign
   currency...................    (0.56)   (2.03)   (0.02)       (0.43)       (1.37)
                                -------  -------  -------  -----------   -------------
      Total distributions.....    (0.56)   (2.03)   (0.02)       (0.43)       (1.37)
                                -------  -------  -------  -----------   -------------
Net asset value, end of
 period.......................  $ 16.39  $ 10.57  $  9.05    $    9.81      $ 11.02
                                -------  -------  -------  -----------   -------------
                                -------  -------  -------  -----------   -------------
Total investment return
 (a)(c).......................    60.7%    21.9%  (7.54)%      (7.14)%       18.14%
                                -------  -------  -------  -----------   -------------
                                -------  -------  -------  -----------   -------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $48,405  $18,591  $30,351    $     413      $   558
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (1.6)%   (1.5)%  (0.26)%      (0.05)%      (0.05)%
  Without expense reductions
   (b)........................      N/A      N/A  (0.33)%      (0.15)%      (0.20)%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     2.1%     2.2%    1.64%        1.49%        1.64%
  Without expense reductions
   (b)........................      --%(d)     --%(d)   1.71%       1.59%      1.79%
Portfolio turnover rate +++...     108%     150%      58%          31%          67%
Average commission rate per
 share paid on portfolio
 transactions +++.............      N/A      N/A  $0.0416    $  0.0971          N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

****  Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                          AVERAGE AMOUNT        REGISTRANT'S
                                                       AMOUNT OF DEBT         OF DEBT              SHARES         AVERAGE AMOUNT OF
                                             YEAR      OUTSTANDING AT       OUTSTANDING         OUTSTANDING        DEBT PER SHARE
                                             ENDED      END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD    DURING THE PERIOD
                                          -----------  ---------------  -------------------  ------------------  -------------------
GT Global Japan Growth Fund.............        1997     $         0         $       0            10,542,000          $  0.0000
                                                1996       2,000,000             5,479            13,009,004             0.0004

                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND,
INTERNATIONAL FUND AND WORLDWIDE FUND

The Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund each seeks long-term growth of capital. Each of these Funds seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. These Funds' Primary Investment Areas include the following countries:

PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

JAPAN FUND -- Japan

INTERNATIONAL FUND -- all countries listed for Pacific Fund, Europe Fund and Japan Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States

WORLDWIDE FUND -- same as International Fund, but including the United States

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area.

(1) The Worldwide Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Manager's professional team of investment specialists; (2) the International Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio; (3) the Pacific Fund and Europe Fund are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets; and (4) the Japan Fund is designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.

Under normal circumstances, the assets of the Worldwide Fund and International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. These Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Manager to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade

                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS
debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.

THE AMERICA MID CAP FUND, AMERICA SMALL CAP FUND AND AMERICA VALUE FUND

The investment objective of the America Mid Cap Fund is long-term growth of capital. The investment objective of the America Small Cap Fund and America Value Fund is long-term capital appreciation.

The America Mid Cap Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including (i) issuers in countries that are not located in the United States but are linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.

The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations greater than $1 billion, and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. The Small Cap Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers.

The America Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Value Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Value Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.

The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.

For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic

                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS
and political factors. The Manager intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, Europe Fund, International Fund and Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.

In selecting equity securities for the America Mid Cap Fund and the Small Cap Portfolio, the Manager uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small and mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Manager tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Manager on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.

In selecting issuers for the Value Portfolio, the Manager attempts to identify securities of issuers whose prospects and growth potential, in the Manager's opinion, are currently undervalued by investors. In the Manager's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Manager will attempt to identify those undervalued issuers with the potential for attractive returns.

For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Manager allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market

                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS
instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may be made in the United States and denominated in U.S. dollars. Under a defensive strategy, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent a Fund or a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of America Small Cap Fund or America Value Fund shares, or to meet its ordinary daily cash needs.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Manager or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, a Fund or a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses. The Manager waives its advisory fee to the extent that such a Fund or a Portfolio invests in an Affiliated Fund.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Each Fund and Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's (or, in the case of a Portfolio, its corresponding Fund's) shares. Each Fund and Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund and Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Fund's or Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Fund or Portfolio may cause greater fluctuation in the value of its (or, in the case of a Portfolio, its corresponding Fund's) shares than would be the case if the Fund or Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Fund or a Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Fund's or Portfolio's sale of securities together with its commitment (for which that Fund or Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Funds and Portfolios may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund or a Portfolio to retain ownership of the securities loaned and, at the same time, enhance a Fund's total return. Each Fund and Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's or the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board.

                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS
The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Pacific Fund, Europe Fund, Japan Fund, International Fun, Worldwide Fund, America Mid Cap Fund and the Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or a Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each such Fund's portfolio. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund and Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Funds also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, each Fund and Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that the Manager intends to include in the Fund's or Portfolio's portfolio. The Funds and Portfolios also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.

Further, the Funds and Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds or Portfolios also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

AMERICAN DEPOSITORY RECEIPTS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.

                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS
These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.

OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.

OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the America Small Cap Fund and America Value Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

The America Small Cap Fund and America Value Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

In addition to selling an interest therein to its corresponding Fund, each Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios.

The America Small Cap Fund and America Value Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than its corresponding Fund could have effective voting control over the operation of the Portfolio.

                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Fund or a Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FOREIGN INVESTING. The Pacific Fund, Europe Fund, Japan Fund and International Fund each invests primarily in foreign securities, and the Worldwide Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Because the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of those Funds' shares, and also may affect the value of dividends and interest earned by those Funds and gains and losses realized by those Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Pacific Fund, International Fund and Worldwide Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested.

                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS
In the event of such expropriation, nationalization or other confiscation in any emerging market, a Fund could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devalutions have historically occurred in certain countries.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Pacific Fund, International Fund and/or Worldwide Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Pacific Fund, International Fund or Worldwide Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from the Pacific Fund, International Fund or Worldwide Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Pacific Fund, International Fund or Worldwide Value Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

CONCENTRATION. The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund and the Portfolios each invests a significant portion of its assets in a particular country or region of the world. As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

JAPAN. The Japan Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Japan Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Japan Fund's performance.

Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS

The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

PACIFIC REGION COUNTRIES. The Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, a Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.

SMALL CAP COMPANIES. The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Pacific Fund, Europe Fund, Japan Fund, Worldwide Fund, International Fund and America Mid Cap Fund is each authorized to enter into options, futures and forward currency transactions and the Portfolios are authorized to enter into options and futures transactions, such a Fund or a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in

                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS
which a Fund or a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund or a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or a Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES. Each Fund and Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer.

All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been

                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS
credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

The Program automatically rebalances the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/ dealers or GT Global for more information.

                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Advisor Class shares of a Fund may be exchanged for Advisor Class shares of other GT Global Mutual Fund (including the other Funds), based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:

   -- GT GLOBAL CONSUMER PRODUCTS AND
       SERVICES FUND
   -- GT GLOBAL DEVELOPING MARKETS FUND
   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW DIMENSION FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.

                               Prospectus Page 32

                             GT GLOBAL EQUITY FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided that the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Adviser.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after

                               Prospectus Page 33

                             GT GLOBAL EQUITY FUNDS
the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

                               Prospectus Page 34

                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 35

                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and the America Value Fund, is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities (including, for the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's liabilities), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund or a Portfolio are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or a Portfolio are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Growth Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's), realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income

                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS
dividends on shares of other classes of that Fund as a result of the service and distribution fee applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income -- consisting generally of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, net gains from certain foreign currency transactions and net short-term capital gain -- and net capital gain that it distributes to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.

Each Fund provides federal income tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who

                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS
otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Trustees has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by each Fund. Growth Portfolio's Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the investment manager of the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio include, but are not limited to, determining the composition of the portfolio of such Funds and the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operations.

The America Small Cap Fund and America Value Fund each pays the Manager administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Portfolios each pay such fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter.

The America Mid Cap Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Fund and

                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS
Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of such Fund's Advisor Class shares. Similarly, the Manager and GT Global have undertaken to limit the America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.40% of the average daily net assets of each such Fund's Advisor Class shares. These undertakings may be changed or eliminated in the future.

The Manager also serves as each Fund's and each Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, compose Liechtenstein Global Trust ("LGT"). LGT is a provider of global asset management and private banking products and services to individual and institutional investors. LGT is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

On January 30, 1998, LGT, the indirect parent organization of Chancellor LGT Asset Management, Inc. (the "Manager"), entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes the Manager. AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. Because the transaction would constitute an assignment of the Company's investment management agreement under the Investment Company Act of 1940 (and, therefore, a termination of such agreement), it is anticipated that the approval of the Company's Board of Trustees and the Company's shareholders of new investment management arrangements will be sought. The Manager anticipates that the investment management arrangements will be presented for shareholder approval, and anticipates that the transaction will close, on or about May 31, 1998.

As of December 31, 1997, the Manager and its worldwide affiliates managed approximately $54 billion in assets. In the United States, as of December 31, 1997, the Manager managed or administered approximately $8 billion of assets of the GT Global Mutual Funds. As of December 31, 1997, assets entrusted to Liechtenstein Global Trust totaled approximately $79 billion.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.

                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS

The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:

                                  PACIFIC FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager      Chief Investment Officer for the Pacific Rim (excluding Japan) and
 Hong Kong                since 1997             Portfolio Manager for the Manager and LGT Asset Management Ltd. (Hong
                                                 Kong), an affiliate of the Manager, since 1992. Prior thereto, Mr.
                                                 Eadon-Clarke was an Associate Director at HSBC Asset Management in Hong
                                                 Kong from 1984 to 1992. From 1980 to 1984, Mr. Eadon-Clarke was a
                                                 Senior Fund Manager for Colonial Mutual Life (London).

                                  EUROPE FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Nicholas S. Train        Portfolio Manager      Head of Investments for the United Kingdom and Europe for the Manager
 London                   since 1998             and LGT Asset Management PLC (London) ("LGT Asset Management"), an
                                                 affiliate of the Manager, since 1996. Prior thereto, Mr. Train was a
                                                 Portfolio Manager for the Manager and LGT Asset Management from 1984 to
                                                 1996.
Nicholas J. Ford         Portfolio Manager      Portfolio Manager for the Manager since February 1998, and a Portfolio
 London                   since 1998             Manager for LGT Asset Management since 1996. From 1994 to 1996, Mr.
                                                 Ford was Director of Equities for Lehman Brothers Global Asset
                                                 Management PLC (London). Prior thereto, he was a Portfolio Manager and
                                                 Head of European Equities for Hill Samuel Investment Management PLC
                                                 (London) from 1990 to 1994.

                              SMALL CAP PORTFOLIO

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                  THE PORTFOLIO                                  PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Mark J. Cunneen*         Portfolio Manager      Portfolio Manager for the Manager since 1992. From February 1992 until
 New York                 since 1997             December 1992, Mr. Cunneen was President of DC Capital Inc., an
                                                 investment management firm. Prior thereto, Mr. Cunneen was Vice
                                                 President of Equity Investments at Massachusetts Financial Services
                                                 from 1987 until 1992.

                              AMERICA MID CAP FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Brent W. Clum*           Portfolio Manager      Senior Equity Research Analyst for the Manager since 1995. Prior
 New York                 since 1997             thereto, Mr. Clum was a Vice President and Analyst at T. Rowe Price
                                                 from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a
                                                 Certified Public Accountant.

--------------
* On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. (San Francisco), and the resulting entity was renamed Chancellor LGT Asset Management, Inc. Prior to October 31, 1996, Mr. Cunneen and Mr. Clum were employees only of Chancellor Capital.

                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS

                                VALUE PORTFOLIO

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                  THE PORTFOLIO                                  PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Ted J. Ujazdowski*       Portfolio Manager      Portfolio Manager for the Manager since 1983. Mr. Ujazdowski has been
 New York                 since 1997             Director of the Manager's Value Group since 1987.
Adam D. Scheiner*        Portfolio Manager      Portfolio Manager and Analyst of the Manager's Value Group since June
 New York                 since 1997             1993. Prior thereto, Mr. Scheiner was a Securities Analyst at
                                                 Prudential Securities Incorporated from 1989 until June 1993.
Richard K. Collins*      Portfolio Manager      Senior Equity Portfolio Manager and Managing Director for the Manager
 New York                 since 1997             since April 1993. Mr. Collins joined the Manager in 1982 as a Senior
                                                 Analyst and Portfolio Manager. From 1973 to 1982, Mr. Collins was a
                                                 Senior Equity Analyst and, commencing in 1976, Vice President of
                                                 Research for Scudder, Stevens & Clark. Mr. Collins was a Research
                                                 Analyst for Salomon Brothers from 1970 to 1973. He is a Chartered
                                                 Financial Analyst, a member of the Association of Investment Management
                                                 Research (AIMR) and the New York Society of Securities Analysts.

                                 WORLDWIDE FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Roger Yates              Portfolio Manager      Mr. Yates has been Global Chief Investment Officer for the Manager and
 London                   since 1996             LGT Asset Management since October 1997. He was International Chief
                                                 Investment Officer for the Manager and LGT Asset Management from
                                                 September 1996 to October 1997. From 1994 to 1996, Mr. Yates was the
                                                 Chief Investment Officer and Portfolio Manager for Europe and the
                                                 United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                 Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell         Portfolio Manager      Head of Investment Strategy for Global Equities for the Manager since
 London                   since 1997             1996. From 1992 to 1996, Mr. Lindsell was Chief Investment Officer for
                                                 Japan for LGT Asset Management Ltd. (Hong Kong) as well as Portfolio
                                                 Manager for the Manager. Prior thereto, Mr. Lindsell was a Director of
                                                 Warburg Asset Management (Tokyo).
Richard K. Collins*      Portfolio Manager      See description above.
 New York                 since 1997

                                   JAPAN FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Andrew Callender         Portfolio Manager      Head of Investments for Japan for the Manager since 1997. From 1990 to
 Tokyo                    since 1997             1997, Mr. Callender was a Portfolio Manager for the Manager.

--------------
* On October 31, 1996, Chancellor Capital merged with LGT Asset Management, Inc. (San Francisco), and the resulting entity was renamed Chancellor LGT Asset Management, Inc. Prior to October 31, 1996, Mr. Ujazdowski, Mr. Scheiner and Mr. Collins were employees only of Chancellor Capital.

                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS

                               INTERNATIONAL FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     PAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Roger Yates              Portfolio Manager      See description above.
 London                   since 1996
Michael Lindsell         Portfolio Manager      See description above.
 London                   since 1997

                            ------------------------

With respect to Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Manager utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Manager's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Manager's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Manager's investment team are assigned primary responsibility for the day-to-day management of Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Portfolios and the Fund, along with similarly managed accounts, are reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.

In placing orders for the Funds' and Portfolios' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for a Fund or Portfolio may be executed through any affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolios will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Other Distributions and Federal Income Taxations."

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.
GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds and/or other events sponsored by the broker/dealer.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.

From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the

                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS
expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a New York common law trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.

Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflect past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Funds, GT Global, the Transfer Agent and the Manager rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services GT Global, the Transfer Agent and the Manager and others provide the GT Global Funds and their shareholders.


                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS


To address this important issue, GT Global, the Transfer Agent and the Manager have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at GT Global, the Transfer Agent and the Manager, as well as remote, third-party systems on which GT Global, the Transfer Agent and the Manager rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, the Manager will ensure that any systems subsequently acquired are year 2000 compliant.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of each Fund's and each Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to Growth Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL EQUITY FUNDS

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                  EQUPV705MC

                        GT GLOBAL WORLDWIDE GROWTH FUND:
                      GT GLOBAL INTERNATIONAL GROWTH FUND:
                       GT GLOBAL NEW PACIFIC GROWTH FUND:
                         GT GLOBAL EUROPE GROWTH FUND:
                     GT GLOBAL AMERICA MID CAP GROWTH FUND:
                          GT GLOBAL JAPAN GROWTH FUND:
                                 ADVISOR CLASS


                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580



                      Statement of Additional Information
                                 April 1, 1998
--------------------------------------------------------------------------------



This Statement of Additional Information relates to the Advisor Class shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund") GT Global America Mid Cap Growth Fund ("America Mid Cap Fund") and GT Global Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated April 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.


Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     20
Execution of Portfolio Transactions......................................................................................     22
Trustees and Executive Officers..........................................................................................     24
Management...............................................................................................................     26
Valuation of Fund Shares.................................................................................................     27
Information Relating to Sales and Redemptions............................................................................     28
Taxes....................................................................................................................     30
Additional Information...................................................................................................     33
Investment Results.......................................................................................................     34
Description of Debt Ratings..............................................................................................     41
Financial Statements.....................................................................................................     43


                                     [LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by each Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

At this time, the Manager is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Manager does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Manager or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Manager waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.


SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

                   Statement of Additional Information Page 2

                             GT GLOBAL EQUITY FUNDS

DEPOSITORY RECEIPTS

Each Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an

                   Statement of Additional Information Page 3
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                             GT GLOBAL EQUITY FUNDS
investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees (the "Board"). The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES

Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.


                   Statement of Additional Information Page 4
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                             GT GLOBAL EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the

                   Statement of Additional Information Page 5
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                             GT GLOBAL EQUITY FUNDS
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

                   Statement of Additional Information Page 6
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                             GT GLOBAL EQUITY FUNDS

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.


A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.


Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.


Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

                   Statement of Additional Information Page 7
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                             GT GLOBAL EQUITY FUNDS

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

                   Statement of Additional Information Page 8
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                             GT GLOBAL EQUITY FUNDS
security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.


The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to


                   Statement of Additional Information Page 9
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                             GT GLOBAL EQUITY FUNDS
protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CONTRACTS

A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market

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                             GT GLOBAL EQUITY FUNDS
(and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.


At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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                             GT GLOBAL EQUITY FUNDS

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  Statement of Additional Information Page 13
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                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Manager monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Manager will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


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                             GT GLOBAL EQUITY FUNDS

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the America Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

                  Statement of Additional Information Page 15
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                             GT GLOBAL EQUITY FUNDS

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern

                  Statement of Additional Information Page 16
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                             GT GLOBAL EQUITY FUNDS
European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.


In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.



If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income, and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.


Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.


Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest.


                  Statement of Additional Information Page 17

                             GT GLOBAL EQUITY FUNDS

Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.



Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Manager believes that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.



China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.



In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").



Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack

                  Statement of Additional Information Page 18

                             GT GLOBAL EQUITY FUNDS
of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES
Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Manager determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Manager will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

                  Statement of Additional Information Page 19

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or the Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

For purposes of the concentration policy contained in limitation (12) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

                  Statement of Additional Information Page 20

                             GT GLOBAL EQUITY FUNDS


The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets; or

        (3) Enter into a futures contract, an option on a future contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

                            ----------------------------

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

                  Statement of Additional Information Page 21

                             GT GLOBAL EQUITY FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Board, the Manager is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, the Manager seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Funds, the Manager may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Manager for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.


Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


                  Statement of Additional Information Page 22

                             GT GLOBAL EQUITY FUNDS

Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal year ended December 31, 1995, the Europe Fund paid to LGT Bank in Liechtenstein AG and LGT Bank in Liechtenstein (Zurich), each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.



For the fiscal year ended December 31, 1995, the International Fund paid to LGT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh and LGT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented 0% of the total brokerage commissions paid by the Worldwide Fund, and 0% of the aggregate dollar amount of the transactions involving payment of commissions by the Worldwide Fund.



For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.


Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                                                            1997           1996           1995
--------------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund......................................................  $   2,193,539  $   2,760,768  $     878,569
Europe Fund...............................................................  $   2,217,385  $   2,711,139  $   3,877,784
International Fund........................................................  $     874,443  $   1,496,178  $   1,889,228
Japan Fund................................................................  $     218,841  $     253,623  $     440,117
Pacific Fund..............................................................  $   2,767,789  $   5,151,533  $   3,310,887
Worldwide Fund............................................................  $     578,365  $     792,165  $   1,007,167


PORTFOLIO TRADING AND TURNOVER

Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:



FUND                                                                                                       1997        1996
------------------------------------------------------------------------------------------------------  ----------  ----------
America Mid Cap Fund..................................................................................        190%        253%
Europe Fund...........................................................................................        107%        123%
International Fund....................................................................................         72%         74%
Japan Fund............................................................................................         58%         31%
Pacific Fund..........................................................................................         80%         93%
Worldwide Fund........................................................................................         92%         80%


                  Statement of Additional Information Page 23

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

Ruth H. Quigley, 62                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94108                  Act that is managed or administered by the Manager.

Robert G. Wade, Jr.*, 70                 Mr. Wade is Consultant to the Manager; Chairman of the Board of Chancellor Capital
Trustee                                  Management, Inc. from January 1995 to October 1996; President, Chief Executive Officer and
1166 Avenue of the Americas              Chairman of the Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036                       Mr. Wade is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.


------------------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 24

                             GT GLOBAL EQUITY FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Manager since 1997;
Vice President and Principal      Vice President -- Mutual Fund Accounting, the Manager from 1992 to 1997;
Accounting Officer                and Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
50 California Street
San Francisco, CA 94111

Helge K. Lee, 51                  Chief Legal and Compliance Officer -- North America, the Manager since
Vice President and Secretary      October 1997; Executive Vice President of the Asset Management Division
50 California Street              of Liechtenstein Global Trust since October 1996; Senior Vice President,
San Francisco, CA 94111           General Counsel and Secretary of the Manager, GT Global, GT Services and
                                  G.T. Insurance from February 1996 to October 1996; Vice President,
                                  General Counsel and Secretary of LGT Asset Management, Inc., the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; Senior Vice President, General Counsel and Secretary of
                                  Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
                                  Funds from October 1991 through May 1994.


                         ------------------------------


The Board has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 47 series managed or administered by the Manager. Each Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Manager or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.


                  Statement of Additional Information Page 25

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
The Manager serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds and provides suitable office space and necessary small office equipment and utilities. The America Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.


The Management Contract may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund either the Company or the Manager may terminate the Management Contract without penalty upon sixty days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


The amounts of investment management and administration fees paid by each Fund to the Manager during the Funds' three most recent fiscal years were as follows:


                            FUND                                   1997             1996             1995
------------------------------------------------------------  ---------------  ---------------  ---------------
America Mid Cap Fund........................................   $   3,999,732    $   4,982,969    $   4,425,913
Europe Fund.................................................   $   5,228,246    $   5,416,280    $   6,161,265
International Fund..........................................   $   2,309,873    $   3,034,522    $   4,027,923
Japan Fund..................................................   $   1,017,788    $   1,367,702    $   1,167,576
Pacific Fund................................................   $   3,736,264    $   5,260,774    $   5,176,333
Worldwide Fund..............................................   $   1,619,691    $   1,885,798    $   2,050,983


DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the America Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund and Worldwide Fund were $79,918, $173,767 and $142,274, $62,660, $139,442 and $138,072, $40,655, $77,934 and
$59,416, $14,483, $35,119 and $26,210, $53,724, $135,182 and $99,321, and
$22,092, $48,430 and $41,680, respectively.


EXPENSES OF THE FUNDS
Each Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above,

                  Statement of Additional Information Page 26

                             GT GLOBAL EQUITY FUNDS
legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------


                            VALUATION OF FUND SHARES


--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day.


Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the value of a Fund's

                  Statement of Additional Information Page 27

                             GT GLOBAL EQUITY FUNDS
net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives is available or none is deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS



IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or GT Global.


                  Statement of Additional Information Page 28

                             GT GLOBAL EQUITY FUNDS


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.



PROFIT-SHARING (INCLUDING SECTION 401(k)), AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).



SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider its investment objective(s).


TELEPHONE REDEMPTIONS

A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the appropriate Funds. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.


SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the Board's opinion, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share.

                  Statement of Additional Information Page 29

                             GT GLOBAL EQUITY FUNDS

Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant


                  Statement of Additional Information Page 30

                             GT GLOBAL EQUITY FUNDS

to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund (other than the America Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.



If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.


NON-U.S. SHAREHOLDERS

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options,


                  Statement of Additional Information Page 31

                             GT GLOBAL EQUITY FUNDS

Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 32

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of the Liechtenstein Global Trust include LGT Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Asset Management AG Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management Inc. in Toronto, Canada; LGT Asset Management PLC in London; LGT Asset Management Ltd. in Hong Kong; LGT Asset Management Ltd. in Tokyo; LGT Asset Management Pte. Ltd. in Singapore; LGT Asset Management Ltd. in Sydney; and LGT Asset Management GmbH in Frankfurt.


CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.


INDEPENDENT ACCOUNTANTS

The Company's and the Funds' independent accountants are Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand, L.L.P., conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand, L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 33

                             GT GLOBAL EQUITY FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Advisor Class shares of each Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Advisor Class shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)             (ADVISOR CLASS)
-------------------------------------------------------------------------  -----------------------  -----------------------
Fiscal year ended Dec. 31, 1997..........................................              8.63%                   14.54%
For the five years ended Dec. 31, 1997...................................             14.18%                     n/a
For the ten years ended Dec. 31, 1997....................................             17.12%                     n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........               n/a                    14.05%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               n/a                      n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........             14.44%                     n/a



The Standardized Returns for the Class A and Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:



                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
Fiscal year ended Dec. 31, 1997...........................................................         5.92%          11.64%
For the five years ended Dec. 31, 1997....................................................        10.96%            n/a
For the ten years ended Dec. 31, 1997.....................................................         7.58%            n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................          n/a           15.33%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a             n/a



The Standardized Returns for the Class A and Advisor Class shares of the International Fund, stated as average annualized total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND   INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997...................................................            3.36%                8.53%
For the five years ended Dec. 31, 1997............................................            7.75%                 n/a
For the ten years ended Dec. 31, 1997.............................................            8.18%                 n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................             n/a                12.02%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                  n/a



The Standardized Returns for the Class A and Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:



                                                                                              JAPAN FUND     JAPAN FUND
PERIOD                                                                                         (CLASS A)   (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................      (12.36)%        (7.54)%
For the five years ended Dec. 31, 1997......................................................        3.30%           n/a
For the ten years ended Dec. 31, 1997.......................................................        2.28%           n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................         n/a           0.55%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a            n/a


                  Statement of Additional Information Page 34

                             GT GLOBAL EQUITY FUNDS


The Standardized Returns for the Class A and Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:



                                                                                             PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                         (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  -------------  ---------------
Fiscal year ended Dec. 31, 1997............................................................       (46.89)%        (44.26)%
For the five years ended Dec. 31, 1997.....................................................        (2.46)%           n/a
For the ten years ended Dec. 31, 1997......................................................         4.09%            n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................          n/a          (13.89)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a             n/a



The Standardized Returns for the Class A and Advisor Class shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND     WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Dec. 31, 1997.......................................................           4.78%             10.43%
For the five years ended Dec. 31, 1997................................................           9.01%               n/a
For the ten years ended Dec. 31, 1997.................................................          10.34%               n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................            n/a              13.73%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a                n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           8.49%               n/a


NON-STANDARDIZED RETURNS

In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.


Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)             (ADVISOR CLASS)
-------------------------------------------------------------------------  -----------------------  -----------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........               n/a                    40.51%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               n/a                      n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........            336.53%                     n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:



                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................          n/a           44.60%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..........................       346.82%            n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the International Fund, stated as aggregate total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  ------------------  -------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................             n/a               34.12%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                 n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................          368.84%                n/a


                  Statement of Additional Information Page 35

                             GT GLOBAL EQUITY FUNDS


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:



                                                                                              JAPAN FUND      JAPAN FUND
PERIOD                                                                                         (CLASS A)    (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................         n/a            1.44%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................      300.11%            n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:



                                                                                             PACIFIC FUND   PACIFIC FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  ------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................          n/a         (32.08)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a            n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997...........................       630.10%           n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  ----------------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................            n/a             39.47%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a               n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................         148.37%              n/a


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Each Fund and GT Global may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others:



        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.



        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.



        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


                  Statement of Additional Information Page 36

                             GT GLOBAL EQUITY FUNDS


        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.



        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.



        (6) Dow Jones Industrial Average.



        (7) CNBC/Financial News Composite Index.



        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.



        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.



       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.



       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.



       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.



       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including but not limited to international financial and economic data.



       (14) International Financial Statistics, which is produced by the International Monetary Fund.



       (15) Various publications and annual reports produced by the World Bank and its affiliates.



       (16) Various publications from the International Bank for Reconstruction and Development.



       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.



       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.



       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.



       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries.



       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").



       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.


                  Statement of Additional Information Page 37

                             GT GLOBAL EQUITY FUNDS


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but which may be subject to revision and has not been independently verified by the Funds or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.



A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



GT Global believes the GT Global Equity Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The GT Global Equity Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.



GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.



Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total returns to those of a benchmark.



Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.



Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year


                  Statement of Additional Information Page 38

                             GT GLOBAL EQUITY FUNDS

period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."



GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of financial organizations, such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.


 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.


 7) The CPI and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.


12) Age distribution within populations: OECD and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.


14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management


                  Statement of Additional Information Page 39

                             GT GLOBAL EQUITY FUNDS

Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE

As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.



GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following stages within the virtuous cycle:



FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.



CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.



INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.



INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.



GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.



ECONOMIC DEVELOPMENT IN EMERGING MARKETS


The Manager has identified six phases to track the progress of developing economies.



In addition, the Manager focuses on the transitions between each phase:



    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.



    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.



    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and


                  Statement of Additional Information Page 40

                             GT GLOBAL EQUITY FUNDS

utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.



EMERGING MARKET TRADING VOLUME


The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991 to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------


DESCRIPTION OF BOND RATINGS


    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:



        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

                  Statement of Additional Information Page 41

                             GT GLOBAL EQUITY FUNDS

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.



    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:



        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.



        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.



        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.



        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 42

                             GT GLOBAL EQUITY FUNDS


DESCRIPTION OF COMMERCIAL PAPER RATINGS


    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.



    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Fund as of December 31, 1997, and for the year then ended, appear on the following pages.


                  Statement of Additional Information Page 43

                        GT GLOBAL WORLDWIDE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimated made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.9%)
  Student Loan Marketing Association ........................   US             31,800   $  4,424,175         2.9
    OTHER FINANCIAL
  Citicorp ..................................................   US             31,600      3,995,420         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             70,500      3,798,187         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US             33,500      3,668,250         2.4
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            104,000      2,563,593         1.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,365,435         1.6
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,312,203         1.5
    BANKS-REGIONAL
  Nordbanken Holding AB-/- ..................................   SWDN          398,006      2,251,426         1.5
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             70,000      2,198,851         1.5
    BANKS-MONEY CENTER
  ING Groep N.V. ............................................   NETH           47,300      1,992,610         1.3
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN           84,560      1,922,932         1.3
    BANKS-REGIONAL
  State Bank of India Ltd. - GDR{\/} ........................   IND           103,400      1,848,275         1.2
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,796,273         1.2
    BANKS-REGIONAL
  Old Mutual South Africa Trust PLC .........................   UK            971,000      1,550,571         1.0
    REAL ESTATE INVESTMENT TRUST
  Nichiei Co., Ltd. .........................................   JPN            10,400      1,107,739         0.7
    OTHER FINANCIAL
  Union Bank of Switzerland - Bearer ........................   SWTZ              588        850,237         0.6
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        844,444         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/}{=} .....................................   THAI          249,000        458,160         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            62,644        330,775         0.2
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK             12,644        226,512         0.2
    BANKS-SUPER REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN            23,000        160,383         0.1
    INVESTMENT MANAGEMENT
  Bank Inicjatyw Gospodarczych BIG S.A. - GDR{\/} ...........   POL             3,066         46,757          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          40,713,208
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (23.2%)
  Federated Department Stores, Inc.-/- ......................   US             82,200   $  3,539,738         2.3
    RETAILERS-APPAREL
  Service Corporation International .........................   US             86,400      3,191,400         2.1
    CONSUMER SERVICES
  CVS Corp. .................................................   US             45,100      2,889,219         1.9
    RETAILERS-OTHER
  EMI Group PLC .............................................   UK            333,000      2,777,734         1.8
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL          813,000      2,717,239         1.8
    RETAILERS-OTHER
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,635,000         1.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            158,000      2,354,433         1.6
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          308,900      1,977,100         1.3
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            179,000      1,954,598         1.3
    BROADCASTING & PUBLISHING
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           16,300      1,897,931         1.3
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           70,359      1,836,026         1.2
    RETAILERS-FOOD
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           16,716      1,781,526         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH           15,100      1,616,328         1.1
    TELEPHONE NETWORKS
  Portugal Telecom S.A. - Registered ........................   PORT           33,450      1,552,516         1.0
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           150,000        968,966         0.6
    RETAILERS-FOOD
  Vodafone Group PLC ........................................   UK            113,586        818,789         0.5
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          333,100        703,136         0.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          35,211,679
                                                                                        ------------
Health Care (10.3%)
  Bristol Myers Squibb Co. ..................................   US             37,300      3,529,513         2.3
    PHARMACEUTICALS
  Warner-Lambert Co. ........................................   US             23,800      2,951,200         1.9
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              239      2,373,473         1.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK             55,400      2,057,714         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           15,800      1,815,025         1.2
    PHARMACEUTICALS
  Schering AG ...............................................   GER            16,580      1,599,461         1.1
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  Takeda Chemical Industries ................................   JPN            40,000   $  1,140,230         0.8
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK              1,091          1,478          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,468,094
                                                                                        ------------
Materials/Basic Industry (8.3%)
  Monsanto Co. ..............................................   US             67,900      2,851,800         1.9
    CHEMICALS
  Hercules, Inc. ............................................   US             54,000      2,703,375         1.8
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             35,300      2,292,294         1.5
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           11,290      1,947,013         1.3
    CHEMICALS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           285,600      1,398,265         0.9
    PAPER/PACKAGING
  CRH PLC ...................................................   UK            114,500      1,325,493         0.9
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          12,518,240
                                                                                        ------------
Energy (6.1%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          138,200      3,299,525         2.2
    GAS PRODUCTION & DISTRIBUTION
  Petroleum Geo-Services ASA-/- .............................   NOR            31,920      2,010,692         1.3
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,914,614         1.3
    OIL
  Total S.A. "B" ............................................   FR             17,380      1,891,485         1.3
    OIL
                                                                                        ------------
                                                                                           9,116,316
                                                                                        ------------
Technology (5.2%)
  Compaq Computer Corp.-/- ..................................   US             60,000      3,386,250         2.2
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             44,500      3,126,125         2.1
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             31,144      1,401,480         0.9
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,913,855
                                                                                        ------------
Capital Goods (4.0%)
  Textron, Inc. .............................................   US             43,800      2,737,500         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             15,440      1,962,549         1.3
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            60,000      1,397,701         0.9
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           6,097,750
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.5%)
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000   $  2,189,068         1.4
    AUTO PARTS
  Ford Motor Co. ............................................   US             36,200      1,762,488         1.2
    AUTOMOBILES
  Bridgestone Corp. .........................................   JPN            65,000      1,409,579         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           5,361,135
                                                                                        ------------
Consumer Non-Durables (3.4%)
  RJR Nabisco Holdings Corp. ................................   US             73,300      2,748,750         1.8
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,383,142         0.9
    BEVERAGES - ALCOHOLIC
  Amway Japan Ltd. ..........................................   JPN            55,400      1,061,303         0.7
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           5,193,195
                                                                                        ------------
Multi-Industry/Miscellaneous (1.2%)
  Shanghai Industrial Holdings Ltd. .........................   HK            490,000      1,821,256         1.2
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,048,794) ................                            139,414,728        92.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Co., due
   January 2, 1998, for an effective yield of 5.80%,
   collateralized by $11,755,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $11,766,026,
   including accrued interest). (cost $11,535,000) ..........                             11,535,000         7.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $135,583,794)  * ....................                            150,949,728        99.7
Other Assets and Liabilities ................................                                457,079         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $151,406,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $136,039,555 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,802,933
                 Unrealized depreciation:            (6,892,760)
                                                  -------------
                 Net unrealized appreciation:     $  14,910,173
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    5.2                      5.2
Brazil (BRZL/BRL) ....................    3.5                      3.5
Czech Republic (CZCH/CSK) ............    1.1                      1.1
France (FR/FRF) ......................    2.6                      2.6
Germany (GER/DEM) ....................    1.1                      1.1
Hong Kong (HK/HKD) ...................    2.9                      2.9
Hungary (HGRY/HUF) ...................    1.2                      1.2
India (IND/INR) ......................    1.2                      1.2
Italy (ITLY/ITL) .....................    1.3                      1.3
Japan (JPN/JPY) ......................    5.6                      5.6
Korea (KOR/KRW) ......................    0.2                      0.2
Mexico (MEX/MXN) .....................    0.9                      0.9
Netherlands (NETH/NLG) ...............    3.8                      3.8
New Zealand (NZ/NZD) .................    1.7                      1.7
Norway (NOR/NOK) .....................    1.3                      1.3
Portugal (PORT/PTE) ..................    2.2                      2.2
Singapore (SING/SGD) .................    0.6                      0.6
Sweden (SWDN/SEK) ....................    2.8                      2.8
Switzerland (SWTZ/CHF) ...............    2.2                      2.2
Thailand (THAI/THB) ..................    0.3                      0.3
United Kingdom (UK/GBP) ..............   15.8                     15.8
United States (US/USD) ...............   34.6         7.9         42.5
                                        ------      -----        -----
Total  ...............................   92.1         7.9        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $151,406,807.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY APPRECIATION
CONTRACTS TO BUY:                          DOLLARS)      PRICE     DATE    (DEPRECIATION)
----------------------------------------  ----------   ---------  -------  -------------
Deutsche Marks..........................     613,677     1.76130  2/27/98   $   (10,861)
                                          ----------                       -------------
  Total Contracts to Buy (Payable amount
   $624,538)............................     613,677                            (10,861)
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.41%


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................   1,476,511     0.61245  1/20/98   $    (6,991)
British Pounds..........................   1,476,511     0.60002  1/20/98        23,429
Deutsche Marks..........................   1,729,455     1.73540  2/27/98        56,876
French Francs...........................   2,830,938     5.72800   2/6/98       136,939
Japanese Yen............................   2,310,962   118.82300   2/4/98       213,801
Japanese Yen............................   4,318,711   122.20000  2/12/98       263,940
Swiss Francs............................   1,174,569     1.42180  3/19/98        21,099
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $16,026,750)..................  15,317,657                            709,093
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.12%
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                    $   698,232
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,583,794) (Note 1)..........................  $150,949,728
  U.S. currency..................................................................  $      48
  Foreign currencies (cost $1,578,009)...........................................  1,536,226    1,536,274
                                                                                   ---------
  Receivable for Fund shares sold...........................................................    1,036,495
  Receivable for open forward foreign currency contracts, net (Note 1)......................      698,232
  Dividends and dividend withholding tax reclaims receivable................................      221,497
  Receivable for securities sold............................................................      194,078
  Interest receivable.......................................................................        1,858
  Miscellaneous receivable..................................................................          646
                                                                                              -----------
    Total assets............................................................................  154,638,808
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,788,587
  Payable for investment management and administration fees (Note 2)........................      121,861
  Payable for printing and postage expenses.................................................       96,022
  Payable for transfer agent fees (Note 2)..................................................       89,810
  Payable for service and distribution expenses (Note 2)....................................       67,726
  Payable for professional fees.............................................................       37,204
  Payable for custodian fees................................................................       12,019
  Payable for Trustees' fees and expenses (Note 2)..........................................        6,727
  Payable for registration and filing fees..................................................        5,626
  Payable for fund accounting fees (Note 2).................................................        1,924
  Other accrued expenses....................................................................        4,495
                                                                                              -----------
    Total liabilities.......................................................................    3,232,001
                                                                                              -----------
Net assets..................................................................................  $151,406,807
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($103,769,443 DIVIDED BY 7,275,753 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($45,009,871 DIVIDED BY 3,300,587 shares
 outstanding)...............................................................................  $     13.64
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,627,493
 DIVIDED BY 182,671 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $133,904,092
  Undistributed net investment income.......................................................       95,296
  Accumulated net realized gain on investments and foreign currency transactions............    1,383,082
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      658,403
  Net unrealized appreciation of investments................................................   15,365,934
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $151,406,807
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,397)..............................  $ 2,764,013
  Interest income...........................................................................      645,128
                                                                                              -----------
    Total investment income.................................................................    3,409,141
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,619,691
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   400,318
    Class B....................................................................      496,417      896,735
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      455,298
  Custodian fees............................................................................      111,017
  Printing and postage expenses (Note 2)....................................................       63,005
  Registration and filing fees..............................................................       53,920
  Audit fees................................................................................       47,254
  Fund accounting fees......................................................................       41,680
  Legal fees................................................................................       29,476
  Trustees' fees and expenses (Note 2)......................................................       13,218
  Other expenses (Note 1)...................................................................       12,217
                                                                                              -----------
    Total expenses before reductions........................................................    3,343,511
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (146,965)
                                                                                              -----------
    Total net expenses......................................................................    3,196,546
                                                                                              -----------
Net investment income.......................................................................      212,595
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   25,979,995
  Net realized gain on foreign currency transactions...........................    2,164,063
                                                                                 -----------
    Net realized gain during the year.......................................................   28,144,058
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      162,616
  Net change in unrealized appreciation of investments.........................  (11,824,112)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (11,661,496)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   16,482,562
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $16,695,157
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   212,595    $   (81,643)
  Net realized gain on investments and foreign currency transactions.......    28,144,058     21,499,978
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       162,616        111,081
  Net change in unrealized appreciation (depreciation) of investments......   (11,824,112)    (1,481,639)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    16,695,157     20,047,777
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................      (109,138)            --
  From net realized gain on investments....................................   (22,666,381)   (13,087,564)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................   (10,444,406)    (5,727,628)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (8,161)            --
  From net realized gain on investments....................................      (358,231)      (175,598)
                                                                             -------------  -------------
    Total distributions....................................................   (33,586,317)   (18,990,790)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   243,618,368    290,210,249
  Decrease from capital shares repurchased.................................  (256,140,244)  (314,217,462)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (12,521,876)   (24,007,213)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (29,413,036)   (22,950,226)
Net assets:
  Beginning of year........................................................   180,819,843    203,770,069
                                                                             -------------  -------------
  End of year *............................................................   $151,406,807   $180,819,843
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $    95,296    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................       1.55        1.79        1.74       (1.16)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.60        1.82        1.74       (1.16)       3.96
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.02)         --          --          --          --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.00%      10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.32%       0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............       0.23%       0.06%      (0.12)%     (0.04)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.73%       1.72%       1.87%       1.81%        1.9%
  Without expense reductions............       1.82%       1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997      1996 (D)    1995 (D)      1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................       1.49        1.75        1.73       (1.16)         2.72
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.44        1.66        1.61       (1.27)         2.68
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --          --            --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       9.22%      10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............      (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.38%       2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............       2.47%       2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+++
                                          -------------------------------------------
                                                                        JUNE 1, 1995
                                            YEAR ENDED DECEMBER 31,          TO
                                          ----------------------------  DECEMBER 31,
                                              1997         1996 (D)       1995 (D)
                                          -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.81      $   16.86      $   15.26
                                          -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.12           0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................         1.57           1.79           2.02
                                          -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............         1.69           1.88           2.05
                                          -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............        (0.09)            --             --
  From net realized gain on
   investments..........................        (4.03)         (1.93)         (0.45)
                                          -------------  -------------  -------------
    Total distributions.................        (4.12)         (1.93)         (0.45)
                                          -------------  -------------  -------------
Net asset value, end of period..........    $   14.38      $   16.81      $   16.86
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

Total investment return (c).............        10.43%         11.31%         13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   2,627      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.67%          0.49%          0.29%(a)
  Without expense reductions............         0.58%          0.41%          0.23%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.38%          1.37%          1.52%(a)
  Without expense reductions............         1.47%          1.45%          1.58%(a)
Portfolio turnover rate++++.............           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0288      $  0.0263            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                        GT GLOBAL WORLDWIDE GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $12,659,388 were on loan to brokers. The loans were secured by cash collateral of $13,106,152, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $137,889 which were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F14

                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with the BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 6.44%. Interest expense for the year ended December 31, 1997 was $1,431, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $8,456 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $3,645 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $272,024. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F15

                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's Expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $138,743,808 and $176,373,627, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS A                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   9,536,130  $163,326,296  14,357,786  $250,471,583
Shares issued in connection with reinvestment of distributions...   1,372,411    19,227,529     670,053    11,082,654
                                                                   ----------  ------------  ----------  ------------
                                                                   10,908,541   182,553,825  15,027,839   261,554,237
Shares repurchased...............................................  (11,147,719) (193,303,890) (16,192,391) (283,412,820)
                                                                   ----------  ------------  ----------  ------------
Net decrease.....................................................    (239,178) $(10,750,065) (1,164,552) $(21,858,583)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------
                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS B                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,034,341  $ 17,020,574     854,412  $ 14,531,361
Shares issued in connection with reinvestment of distributions...     688,809     9,238,884     308,538     4,961,416
                                                                   ----------  ------------  ----------  ------------
                                                                    1,723,150    26,259,458   1,162,950    19,492,777
Shares repurchased...............................................  (1,675,941)  (28,047,548) (1,309,880)  (22,330,821)
                                                                   ----------  ------------  ----------  ------------
Net increase (decrease)..........................................      47,209  $ (1,788,090)   (146,930) $ (2,838,044)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
ADVISOR CLASS                                                        SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,924,783  $ 34,438,694     521,049  $  8,987,637
Shares issued in connection with reinvestment of distributions...      25,931       366,391      10,546       175,598
                                                                   ----------  ------------  ----------  ------------
                                                                    1,950,714    34,805,085     531,595     9,163,235
Shares repurchased...............................................  (1,914,043)  (34,788,806)   (485,979)   (8,473,821)
                                                                   ----------  ------------  ----------  ------------
Net increase.....................................................      36,671  $     16,279      45,616  $    689,414
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                      F16

                        GT GLOBAL WORLDWIDE GROWTH FUND

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $9,076 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2723 per share (representing an approximate total of $2,266,869). The total amount of taxes paid by the Fund to such countries was approximately $.0331 per share (representing an approximate total of $275,397).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,856,473 as a capital gain dividend for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 5.14% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997.

                                      F17

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                      F18

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.7%)
  HSBC Holdings PLC .........................................   HK            180,100   $  4,439,453         2.2
    BANKS-MONEY CENTER
  Nordbanken Holding AB-/- ..................................   SWDN          772,120      4,367,701         2.1
    OTHER FINANCIAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,132,897         2.0
    BANKS-REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            405,000      4,076,601         2.0
    INSURANCE - MULTI-LINE
  M & G Group PLC ...........................................   UK            175,000      4,044,540         2.0
    INVESTMENT MANAGEMENT
  ForeningsSparbanken AB ....................................   SWDN          145,230      3,302,595         1.6
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            182,400      3,267,626         1.6
    BANKS-SUPER REGIONAL
  ING Groep N.V. ............................................   NETH           76,097      3,205,744         1.6
    OTHER FINANCIAL
  National Westminster Bank PLC .............................   UK            162,000      2,692,020         1.3
    BANKS-MONEY CENTER
  Lloyds TSB Group PLC ......................................   UK            196,000      2,532,874         1.2
    BANKS-REGIONAL
  Unidanmark AS "A" .........................................   DEN            34,300      2,518,341         1.2
    BANKS-REGIONAL
  Axa - UAP .................................................   FR             32,050      2,479,968         1.2
    INSURANCE - MULTI-LINE
  Nichiei Co., Ltd. .........................................   JPN            22,800      2,428,506         1.2
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             76,000      2,387,323         1.2
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR{\/} ........................   IND           125,000      2,234,375         1.1
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ            6,554      2,037,187         1.0
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR             35,379      1,880,492         0.9
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300      1,235,000         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement Certificates){\/}
   {=} ......................................................   THAI          320,000        588,800         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            84,910        448,345         0.2
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer ........................   SWTZ              275        397,645         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          54,698,033
                                                                                        ------------
Services (20.0%)
  EMI Group PLC .............................................   UK            578,000      4,821,412         2.4
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL        1,279,000      4,274,721         2.1
    RETAILERS-OTHER

    The accompanying notes are an integral part of the financial statements.

                                      F19

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Telecom Italia SpA ........................................   ITLY          609,900   $  3,903,636         1.9
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            725,500      3,515,509         1.7
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            305,000      3,330,460         1.6
    BROADCASTING & PUBLISHING
  Koninklijke Ahold N.V. ....................................   NETH          117,919      3,077,109         1.5
    RETAILERS-FOOD
  EMAP PLC ..................................................   UK            180,000      2,682,266         1.3
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            208,000      2,619,639         1.3
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,491,763         1.2
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           370,000      2,390,115         1.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ........................   PORT           46,400      2,153,565         1.0
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           17,619      1,877,764         0.9
    WIRELESS COMMUNICATIONS
  Vendex International N.V. .................................   NETH           31,755      1,752,853         0.9
    RETAILERS-OTHER
  Vodafone Group PLC ........................................   UK            165,928      1,196,098         0.6
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          437,200        922,880         0.4
    TELEPHONE NETWORKS
  Fast Retailing Co., Ltd. ..................................   JPN                44            705          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          41,010,495
                                                                                        ------------
Energy (10.5%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          197,900      4,724,863         2.3
    GAS PRODUCTION & DISTRIBUTION
  Shell Transport & Trading Co., PLC ........................   UK            478,000      3,453,530         1.7
    OIL
  Viag AG ...................................................   GER             5,792      3,120,627         1.5
    ELECTRICAL & GAS UTILITIES
  Total S.A. "B" ............................................   FR             28,580      3,110,393         1.5
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            47,990      3,022,967         1.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          355,200      2,029,542         1.0
    OIL
  Coflexip - ADR{\/} ........................................   FR             35,230      1,955,265         1.0
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          21,417,187
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F20

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (8.7%)
  Roche Holding AG ..........................................   SWTZ              543   $  5,392,449         2.6
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,709      2,773,059         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           23,400      2,688,075         1.3
    PHARMACEUTICALS
  Schering AG ...............................................   GER            26,700      2,575,730         1.3
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            80,000      2,280,460         1.1
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN          115,313      1,997,573         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK             21,368         28,947          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          17,736,293
                                                                                        ------------
Materials/Basic Industry (7.1%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           829,400      4,060,647         2.0
    PAPER/PACKAGING
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           31,880      3,797,837         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           15,210      2,623,035         1.3
    CHEMICALS
  BOC Group PLC .............................................   UK            136,000      2,235,402         1.1
    CHEMICALS
  CRH PLC ...................................................   UK            138,600      1,604,483         0.8
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          14,321,404
                                                                                        ------------
Consumer Non-Durables (6.0%)
  Asahi Breweries Ltd. ......................................   JPN           210,000      3,057,471         1.5
    BEVERAGES - ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            1,771      2,654,196         1.3
    FOOD
  Amway Japan Ltd. ..........................................   JPN           125,000      2,394,636         1.2
    HOUSEHOLD PRODUCTS
  Diageo PLC ................................................   UK            235,000      2,158,990         1.0
    BEVERAGES - ALCOHOLIC
  South African Breweries Ltd. ..............................   SAFR           42,000      1,036,184         0.5
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           24,500      1,013,985         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          12,315,462
                                                                                        ------------
Capital Goods (4.9%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             31,500      4,003,905         2.0
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN           120,000      2,795,402         1.4
    OFFICE EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                      F21

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Nokia AB "A" ..............................................   FIN            28,300   $  1,979,602         1.0
    TELECOM EQUIPMENT
  Kurita Water Industries Ltd. ..............................   JPN            95,000        968,199         0.5
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           9,747,108
                                                                                        ------------
Multi-Industry/Miscellaneous (3.3%)
  BBA Group PLC .............................................   UK            395,000      2,646,305         1.3
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            686,000      2,549,758         1.2
    MULTI-INDUSTRY
  Hutchison Whampoa .........................................   HK            279,000      1,749,939         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                           6,946,002
                                                                                        ------------
Technology (3.3%)
  Cap Gemini N.V. ...........................................   NETH           69,120      2,356,054         1.1
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            88,000      2,211,801         1.1
    COMPUTERS & PERIPHERALS
  Baan Company N.V.-/- {\/} .................................   NETH           65,360      2,156,880         1.0
    SOFTWARE
  Koei Co., Ltd. ............................................   JPN            43,300        205,716         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           6,930,451
                                                                                        ------------
Consumer Durables (1.9%)
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      2,436,432         1.2
    AUTO PARTS
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,388,527         0.7
    HOUSING
                                                                                        ------------
                                                                                           3,824,959
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $171,991,305) ................                            188,947,394        92.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F22

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,795,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $20,814,506,
   including accrued interest).
   (cost $20,403,000)  ......................................                           $ 20,403,000        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $192,394,305)  * ....................                            209,350,394       102.4
Other Assets and Liabilities ................................                             (4,900,370)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $204,450,024       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $193,457,059 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  27,995,828
                 Unrealized depreciation:           (12,102,493)
                                                  -------------
                 Net unrealized appreciation:     $  15,893,335
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F23

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    5.7                           5.7
Brazil (BRZL/BRL) ....................    3.5                           3.5
Denmark (DEN/DKK) ....................    1.2                           1.2
Finland (FIN/FIM) ....................    1.0                           1.0
France (FR/FRF) ......................    6.6                           6.6
Germany (GER/DEM) ....................    2.8                           2.8
Hong Kong (HK/HKD) ...................    4.9                           4.9
Hungary (HGRY/HUF) ...................    1.3                           1.3
India (IND/INR) ......................    1.1                           1.1
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    9.3                           9.3
Korea (KOR/KRW) ......................    0.2                           0.2
Mexico (MEX/MXN) .....................    2.0                           2.0
Netherlands (NETH/NLG) ...............    7.9                           7.9
New Zealand (NZ/NZD) .................    1.7                           1.7
Norway (NOR/NOK) .....................    1.5                           1.5
Portugal (PORT/PTE) ..................    1.9                           1.9
Singapore (SING/SGD) .................    0.6                           0.6
South Africa (SAFR/ZAR) ..............    0.5                           0.5
Sweden (SWDN/SEK) ....................    4.7                           4.7
Switzerland (SWTZ/CHF) ...............    8.4                           8.4
Thailand (THAI/THB) ..................    0.3                           0.3
United Kingdom (UK/GBP) ..............   22.4                          22.4
United States (US/USD) ...............                7.6               7.6
                                        ------        ---        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $204,450,024.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,904,418         1.72492   2/23/98   $   153,742
French Francs...........................     5,079,036         5.72800    2/6/98       245,685
French Francs...........................     1,998,309         5.77490    2/6/98        79,649
Japanese Yen............................     4,528,736       120.70000    1/7/98       367,702
Japanese Yen............................       770,321       118.82300    2/4/98        71,267
Japanese Yen............................     8,992,174       122.40000   2/12/98       533,970
Swiss Francs............................     5,872,843         1.42180   3/19/98       105,494
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $32,703,346)..................    31,145,837                               1,557,509
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.23%.
Total Open Forward Foreign Currency Contracts...................................   $ 1,557,509
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F24

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,991,305) (Note 1)..........................  $188,947,394
  Repurchase agreement, at value and cost...................................................   20,403,000
  U.S. currency..................................................................  $     518
  Foreign currencies (cost $2,476,057)...........................................  2,469,130    2,469,648
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    1,557,509
  Receivable for securities sold............................................................      409,819
  Dividends and dividend withholding tax reclaims receivable................................      280,212
  Receivable for Fund shares sold...........................................................       36,825
  Interest receivable.......................................................................        3,502
                                                                                              -----------
    Total assets............................................................................  214,107,909
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    8,454,213
  Payable for securities purchased..........................................................      746,544
  Payable for investment management and administration fees (Note 2)........................      164,822
  Payable for service and distribution expenses (Note 2)....................................       88,263
  Payable for printing and postage expenses.................................................       67,943
  Payable for transfer agent fees (Note 2)..................................................       45,803
  Payable for professional fees.............................................................       32,257
  Payable for registration and filing fees..................................................       17,314
  Payable for custodian fees................................................................       16,939
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,340
  Payable for fund accounting fees (Note 2).................................................        2,463
  Other accrued expenses....................................................................       15,984
                                                                                              -----------
    Total liabilities.......................................................................    9,657,885
                                                                                              -----------
Net assets..................................................................................  $204,450,024
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($148,143,474 DIVIDED BY 19,320,762 shares
 outstanding)...............................................................................  $      7.67
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $7.67) *.....................................  $      8.05
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($56,022,575 DIVIDED BY 7,606,803 shares
 outstanding)...............................................................................  $      7.36
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($283,975 DIVIDED
 BY 36,797 shares outstanding)..............................................................  $      7.72
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $182,591,933
  Accumulated net realized gain on investments and foreign currency transactions............    3,346,785
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    1,555,217
  Net unrealized appreciation of investments................................................   16,956,089
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $204,450,024
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $720,333)..............................  $ 4,147,307
  Interest income...........................................................................      693,646
                                                                                              -----------
    Total investment income.................................................................    4,840,953
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,309,873
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   607,400
    Class B....................................................................      625,899    1,233,299
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      645,736
  Custodian fees............................................................................      199,701
  Professional fees.........................................................................       82,923
  Registration and filing fees..............................................................       78,995
  Fund accounting fees (Note 2).............................................................       59,416
  Printing and postage expenses.............................................................       42,984
  Trustees' fees and expenses (Note 2)......................................................       13,387
  Other expenses (Note 1)...................................................................       44,923
                                                                                              -----------
    Total expenses before reductions........................................................    4,711,237
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (298,050)
                                                                                              -----------
    Total net expenses......................................................................    4,413,187
                                                                                              -----------
Net investment income.......................................................................      427,766
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   32,730,836
  Net realized gain on foreign currency transactions...........................    5,375,057
                                                                                 -----------
    Net realized gain during the year.......................................................   38,105,893
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      286,534
  Net change in unrealized appreciation of investments.........................  (14,668,685)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (14,382,151)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   23,723,742
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $24,151,508
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F26

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   427,766   $    (860,684)
  Net realized gain on investments and foreign currency transactions.......    38,105,893      37,931,580
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................       286,534         205,239
  Net change in unrealized depreciation of investments.....................   (14,668,685)     (7,070,173)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    24,151,508      30,205,962
                                                                             -------------  -------------
Class A:
Distributions to shareholders:
  From net investment income...............................................      (425,877)             --
  From net realized gain on investments....................................   (29,789,043)    (20,343,820)
Class B:
Distributions to shareholders:
  From net investment income...............................................            --              --
  From net realized gain on investments....................................   (10,955,953)     (6,672,791)
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................        (1,888)             --
  From net realized gain on investments....................................       (56,864)        (46,941)
                                                                             -------------  -------------
    Total distributions....................................................   (41,229,625)    (27,063,552)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   663,662,225   1,289,311,201
  Decrease from capital shares repurchased.................................  (703,298,069)  (1,410,140,865)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (39,635,844)   (120,829,664)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (56,713,961)   (117,687,254)
Net assets:
  Beginning of year........................................................   261,163,985     378,851,239
                                                                             -------------  -------------
  End of year *............................................................   $204,450,024  $ 261,163,985
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --   $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F27

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................       0.69        0.84        0.32       (0.82)       2.78
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.72        0.83        0.35       (0.86)       2.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.97)      (0.99)      (0.44)      (0.99)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.51%       9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.35%      (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............       0.22%      (0.25)%      0.16%      (0.09)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.69%       1.80%       1.70%       1.70%       1.80%
  Without expense reductions............       1.82%       1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%         90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)      1995        1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.83        0.32       (0.82)         2.25
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.62        0.76        0.28       (0.92)         2.24
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.04)           --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --            --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (1.94)      (0.99)      (0.44)      (0.99)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       7.71%       8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............      (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.34%       2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............       2.47%       2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%           90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F29

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)       1995
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.01   $    9.11     $    8.49
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.07        0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.87          1.03
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.72        0.89          1.06
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.07)         --            --
  From net realized gain on
   investments..........................      (1.94)      (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................         --          --         (0.20)
                                          ----------  ----------  -------------
    Total distributions.................      (2.01)      (0.99)        (0.44)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    7.72   $    9.01     $    9.11
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $     284   $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.70%       0.21%         0.59%(a)
  Without expense reductions............       0.57%       0.10%         0.51%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.34%       1.45%         1.35%(a)
  Without expense reductions............       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............         72%         74%           75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F30

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                                      F31

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $13,985,826 were on loan to brokers. The loans were secured by cash collateral of $14,709,765, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $277,743. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                                      F32

                      GT GLOBAL INTERNATIONAL GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $3,563,759 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997 was $18,147, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $11,166 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $6,515. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $351,900. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer

                                      F33

                      GT GLOBAL INTERNATIONAL GROWTH FUND

agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $157,702,649 and $236,135,186, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS A                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       40,276,923  $      372,306,238       122,327,179  $      1,141,723,541
Shares issued in connection with
  reinvestment of distributions.........        3,306,465          24,897,200         1,912,490            16,848,644
                                          ---------------  ------------------  ----------------  --------------------
                                               43,583,388         397,203,438       124,239,669         1,158,572,185
Shares repurchased......................      (46,298,211)       (433,072,839)     (136,198,803)       (1,274,970,792)
                                          ---------------  ------------------  ----------------  --------------------
Net decrease............................       (2,714,823) $      (35,869,401)      (11,959,134) $       (116,398,607)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS B                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       25,433,444  $      233,714,318        11,345,619  $        103,852,840
Shares issued in connection with
  reinvestment of distributions.........        1,311,193           9,480,349           678,796             5,819,941
                                          ---------------  ------------------  ----------------  --------------------
                                               26,744,637         243,194,667        12,024,415           109,672,781
Shares repurchased......................      (26,525,397)       (246,915,890)      (12,451,843)         (114,133,394)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          219,240  $       (3,721,223)         (427,428) $         (4,460,613)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................        2,419,305  $       23,205,242         2,233,829  $         21,033,137
Shares issued in connection with
  reinvestment of distributions.........            7,757              58,878             3,723                33,098
                                          ---------------  ------------------  ----------------  --------------------
                                                2,427,062          23,264,120         2,237,552            21,066,235
Shares repurchased......................       (2,441,431)        (23,309,340)       (2,228,201)          (21,036,679)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          (14,369) $          (45,220)            9,351  $             29,556
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $20,307 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2321 per share (representing an approximate total of $4,876,007). The total amount of taxes paid by the Fund to such countries was approximately $.0343 per share (representing an approximate total of $720,333).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,594,230 as a capital gain dividend for the fiscal year ended December 31, 1997.

                                      F34

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global New Pacific Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Pacific Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                      F35

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (26.5%)
  Hong Kong Telecommunications Ltd. .........................   HK          7,039,964   $ 14,491,505         7.5
    TELEPHONE NETWORKS
  Brambles Industries Ltd. ..................................   AUSL          250,000      4,959,606         2.6
    BUSINESS & PUBLIC SERVICES
  Woolworths Ltd. ...........................................   AUSL        1,440,000      4,812,822         2.5
    RETAILERS-OTHER
  Telekom Malaysia Bhd. .....................................   MAL         1,500,000      4,440,154         2.3
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          2,358,000      4,047,416         2.1
    WIRELESS COMMUNICATIONS
  Singapore Press Holdings Ltd. - Foreign ...................   SING          302,000      3,786,215         2.0
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. .......................................   AUSL        1,770,000      3,132,009         1.6
    TRANSPORTATION - AIRLINES
  Genting Bhd. ..............................................   MAL         1,109,000      2,783,205         1.4
    LEISURE & TOURISM
  Telstra Corp. Ltd. ........................................   AUSL        1,293,300      2,730,010         1.4
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            484,000      2,345,288         1.2
    TELEPHONE NETWORKS
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,876,380         1.0
    TELEPHONE - LONG DISTANCE
  Mahanagar Telephone Nigam Ltd. - GDR-/- {\/} ..............   IND           112,850      1,750,304         0.9
    TELECOM - OTHER
                                                                                        ------------
                                                                                          51,154,914
                                                                                        ------------
Finance (22.1%)
  Hang Seng Bank ............................................   HK            957,800      9,239,924         4.8
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL        1,370,000      9,050,621         4.7
    BANKS-REGIONAL
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING        1,139,000      6,632,323         3.4
    BANKS-REGIONAL
  Development Bank of Singapore - Foreign ...................   SING          712,000      6,091,979         3.1
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            180,000      4,436,988         2.3
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          773,000      4,294,444         2.2
    BANKS-MONEY CENTER
  City Developments Ltd. ....................................   SING          376,000      1,742,602         0.9
    REAL ESTATE
  State Bank of India Ltd. - GDR{\/} ........................   IND            76,100      1,360,288         0.7
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          42,849,169
                                                                                        ------------
Multi-Industry/Miscellaneous (10.7%)
  Hutchison Whampoa .........................................   HK          1,500,000      9,408,273         4.9
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL        1,900,000      4,023,063         2.1
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                      F36

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Citic Pacific Ltd. ........................................   HK            950,000   $  3,776,215         2.0
    CONGLOMERATE
  China Resources Enterprise Ltd. ...........................   HK          1,500,000      3,349,035         1.7
    CONGLOMERATE
                                                                                        ------------
                                                                                          20,556,586
                                                                                        ------------
Consumer Durables (10.0%)
  New World Development Co., Ltd. ...........................   HK          2,000,000      6,917,468         3.6
    HOUSING
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      6,169,775         3.2
    HOUSING
  Sun Hung Kai Properties Ltd. ..............................   HK            880,000      6,132,800         3.2
    HOUSING
                                                                                        ------------
                                                                                          19,220,043
                                                                                        ------------
Capital Goods (7.0%)
  Cheung Kong Infrastructure Holdings .......................   HK          2,285,000      6,458,218         3.3
    CONSTRUCTION
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000      4,504,098         2.3
    CONSTRUCTION
  Venture Manufacturing Ltd. ................................   SING          640,000      1,787,285         0.9
    MACHINERY & ENGINEERING
  Harbin Power Equipment Co., Ltd. ..........................   HK          7,384,000        895,781         0.5
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                          13,645,382
                                                                                        ------------
Materials/Basic Industry (6.9%)
  Leighton Holdings Ltd. ....................................   AUSL        1,365,000      4,766,695         2.5
    BUILDING MATERIALS & COMPONENTS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          370,000      3,435,077         1.8
    MISC. MATERIALS & COMMODITIES
  Pasminco Ltd. .............................................   AUSL        2,500,000      2,866,636         1.5
    METALS - NON-FERROUS
  QNI Ltd. ..................................................   AUSL        3,160,000      2,099,941         1.1
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          13,168,349
                                                                                        ------------
Energy (6.4%)
  China Light & Power Co., Ltd. .............................   HK          1,059,000      5,876,879         3.0
    ELECTRICAL & GAS UTILITIES
  Hong Kong Electric Holdings Ltd. ..........................   HK            968,000      3,679,112         1.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,675,000         0.9
    ELECTRICAL & GAS UTILITIES
  YTL Power International Bhd.-/- ...........................   MAL         1,395,000      1,073,629         0.6
    ENERGY SOURCES
                                                                                        ------------
                                                                                          12,304,620
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $192,261,568) ................                            172,899,063        89.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F37

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $43,535,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $43,575,836,
   including accrued interest). (cost $42,717,000) ..........                           $ 42,717,000        22.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $234,978,568)  * ....................                            215,616,063       111.7
Other Assets and Liabilities ................................                            (22,500,776)      (11.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,115,287       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $236,076,920 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,360,873
                 Unrealized depreciation:           (26,821,730)
                                                  -------------
                 Net unrealized depreciation:     $ (20,460,857)
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................   21.8                     21.8
Hong Kong (HK/HKD) ...................   46.3                     46.3
India (IND/INR) ......................    1.6                      1.6
Malaysia (MAL/MYR) ...................    4.3                      4.3
New Zealand (NZ/NZD) .................    1.2                      1.2
Philippines (PHIL/PHP) ...............    1.9                      1.9
Singapore (SING/SGD) .................   12.5                     12.5
United States & Other (US/USD) .......               10.4         10.4
                                        ------      -----        -----
Total  ...............................   89.6        10.4        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $193,115,287.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    20,137,999    1.44937   2/24/98   $ 1,160,974
Singapore Dollars.......................     9,970,754    1.67140   3/17/98       140,530
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $31,410,257)..................    30,108,753                          1,301,504
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.59%
  Total Open Forward Foreign Currency
   Contracts............................                                      $ 1,301,504
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F38

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $192,261,568) (Note 1)............................  $172,899,063
  Repurchase agreement, at value and cost.....................................................   42,717,000
  U.S. currency....................................................................  $     896
  Foreign currencies (cost $732,774)...............................................    741,289      742,185
                                                                                     ---------
  Receivable for open forward foreign currency contracts......................................    1,301,504
  Dividends and dividend withholding tax reclaims receivable..................................      583,258
  Receivable for Fund shares sold.............................................................      540,345
  Receivable for securities sold..............................................................      153,396
  Miscellaneous receivable....................................................................       15,083
  Interest receivable.........................................................................        6,882
                                                                                                -----------
    Total assets..............................................................................  218,958,716
                                                                                                -----------
Liabilities:
  Payable for Fund shares repurchased.........................................................   24,103,460
  Payable for securities purchased............................................................    1,206,279
  Payable for investment management and administration fees (Note 2)..........................      163,399
  Payable for service and distribution expenses (Note 2)......................................       89,450
  Payable for printing and postage expenses...................................................       86,532
  Payable for transfer agent fees (Note 2)....................................................       84,573
  Payable for professional fees...............................................................       38,325
  Payable for custodian fees..................................................................       33,378
  Payable for registration and filing fees....................................................       21,314
  Payable for fund accounting fees (Note 2)...................................................        4,340
  Payable for Trustees' fees and expenses (Note 2)............................................        3,557
  Other accrued expenses......................................................................        8,822
                                                                                                -----------
    Total liabilities.........................................................................   25,843,429
                                                                                                -----------
Net assets....................................................................................  $193,115,287
                                                                                                -----------
                                                                                                -----------
Class A:
Net asset value and redemption price per share ($135,807,280 DIVIDED BY 20,968,516 shares
 outstanding).................................................................................  $      6.48
                                                                                                -----------
                                                                                                -----------
Maximum offering price per share (100/95.25 of $6.48) *.......................................  $      6.80
                                                                                                -----------
                                                                                                -----------
Class B:+
Net asset value and offering price per share ($55,819,596 DIVIDED BY 8,895,437 shares
 outstanding).................................................................................  $      6.28
                                                                                                -----------
                                                                                                -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,488,411 DIVIDED
 BY 230,859 shares outstanding)...............................................................  $      6.45
                                                                                                -----------
                                                                                                -----------
Net assets consist of:
  Paid in capital (Note 4)....................................................................  $259,435,620
  Accumulated net realized loss on investments and foreign currency transactions..............  (48,248,073)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.................................................................................    1,290,245
  Net unrealized depreciation of investments..................................................  (19,362,505)
                                                                                                -----------
Total -- representing net assets applicable to capital shares outstanding.....................  $193,115,287
                                                                                                -----------
                                                                                                -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $412,339) (Note 1)....................  $  7,263,612
  Interest income..........................................................................       674,416
                                                                                             ------------
    Total investment income................................................................     7,938,028
                                                                                             ------------
Expenses:
  Investment management and administration fees (Note 2)...................................     3,736,264
  Service and distribution expenses: (Note 2)
    Class A..................................................................  $    942,945
    Class B..................................................................     1,119,211     2,062,156
                                                                               ------------
  Transfer agent fees (Note 2).............................................................     1,240,570
  Custodian fees...........................................................................       419,674
  Registration and filing fees.............................................................       138,810
  Printing and postage expenses............................................................       103,925
  Fund accounting fees (Note 2)............................................................        99,321
  Audit fees...............................................................................        58,095
  Legal fees...............................................................................        35,175
  Trustees' fees and expenses (Note 2).....................................................        10,532
  Other expenses (Note 1)..................................................................       213,092
                                                                                             ------------
    Total expenses before reductions.......................................................     8,117,614
                                                                                             ------------
      Expense reductions (Notes 1 & 5).....................................................    (1,043,893)
                                                                                             ------------
    Total net expenses.....................................................................     7,073,721
                                                                                             ------------
Net investment income......................................................................       864,307
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies: (Note
  1)
  Net realized loss on investments...........................................   (48,105,392)
  Net realized loss on foreign currency transactions.........................      (548,158)
                                                                               ------------
    Net realized loss during the year......................................................   (48,653,550)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.........................................     1,286,651
  Net change in unrealized appreciation of investments.......................  (113,591,619)
                                                                               ------------
    Net unrealized depreciation during the year............................................  (112,304,968)
                                                                                             ------------
Net realized and unrealized loss on investments and foreign currencies.....................  (160,958,518)
                                                                                             ------------
Net decrease in net assets resulting from operations.......................................  $(160,094,211)
                                                                                             ------------
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

                                      F40

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $     864,307  $     (26,838)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (48,653,550)    94,284,448
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................      1,286,651           (106)
  Net change in unrealized appreciation (depreciation) of investments......   (113,591,619)    36,883,188
                                                                             -------------  -------------
    Net increase (decrease) in net assets resulting from operations........   (160,094,211)   131,140,692
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (427,042)            --
  From net realized gain on investments....................................    (15,152,919)   (44,900,913)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --             --
  From net realized gain on investments....................................     (6,636,532)   (18,754,735)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (13,447)            --
  From net realized gain on investments....................................       (179,887)      (250,756)
                                                                             -------------  -------------
    Total distributions....................................................    (22,409,827)   (63,906,404)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,697,761,633  5,158,291,909
  Decrease from capital shares repurchased.................................  (1,836,766,167) (5,226,446,724)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (139,004,534)   (68,154,815)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (321,508,572)      (920,527)
Net assets:
  Beginning of year........................................................    514,623,859    515,544,386
                                                                             -------------  -------------
  End of year *............................................................  $ 193,115,287  $ 514,623,859
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $          --  $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F41

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................      (5.84)       2.44        0.79       (3.15)       6.23
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (5.79)       2.46        0.90       (3.13)       6.20
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (44.24)%     20.04%       7.45%     (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.41%       0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions............       0.14%       0.04%       0.86%        N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.66%       1.86%       1.89%       1.81%        1.9%
  Without expense reductions............       1.93%       1.99%       1.94%        N/A         N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%        117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................      (5.67)       2.38        0.75       (3.15)         5.27
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.70)       2.32        0.78       (3.21)         5.17
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)         --            --
  From net realized gain on
   investments..........................      (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.07)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............     (44.65)%     19.28%       6.54%     (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.24)%     (0.48)%      0.26%      (0.54)%        (0.9)%(a)
  Without expense reductions............      (0.51)%     (0.61)%      0.21%        N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.31%       2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions............       2.58%       2.64%       2.59%        N/A           N/A
Portfolio turnover rate++++.............         80%         93%         63%         87%          117%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.16   $   12.45     $   12.89
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................      (5.89)       2.45          0.05
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (5.81)       2.52          0.14
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.08)         --         (0.15)
  From net realized gain on
   investments..........................      (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.90)      (1.81)        (0.58)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    6.45   $   13.16     $   12.45
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............     (44.26)%     20.56%         1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.76%       0.52%         1.26%
  Without expense reductions............       0.49%       0.39%         1.21%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.31%       1.51%         1.54%(a)
  Without expense reductions............       1.58%       1.64%         1.59%(a)
Portfolio turnover rate++++.............         80%         93%           63%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0066   $  0.0032           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F44

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and

                                      F45

                       GT GLOBAL NEW PACIFIC GROWTH FUND

Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $9,252,981 were on loan to brokers. The loans were secured by cash collateral of $9,953,563, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $756,559 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

                                      F46

                       GT GLOBAL NEW PACIFIC GROWTH FUND

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $8,681,157 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997, was $193,664, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $21,605 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $42,069 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected CDSCs in the amount of $894,766. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and

                                      F47

                       GT GLOBAL NEW PACIFIC GROWTH FUND

a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $290,053,136 and $442,944,807, respectively. There were no purchases or sales of U.S. government obligations during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS A                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................  110,903,994  $1,213,154,082 285,658,529  $3,783,795,259
Shares issued in connection with reinvestment of
  distributions.............................................    2,058,341     13,577,615    2,934,435     37,677,963
                                                              -----------  -------------  -----------  -------------
                                                              112,962,335  1,226,731,697  288,592,964  3,821,473,222
Shares repurchased..........................................  (119,529,679) (1,324,924,362) (291,833,470) (3,895,314,036)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................   (6,567,344) $ (98,192,665)  (3,240,506) $ (73,840,814)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
CLASS B                                                         SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................   37,888,593  $ 423,842,967   96,986,480  $1,263,551,513
Shares issued in connection with reinvestment of
  distributions.............................................      856,732      5,478,474    1,241,219     15,565,185
                                                              -----------  -------------  -----------  -------------
                                                               38,745,325    429,321,441   98,227,699  1,279,116,698
Shares repurchased..........................................  (41,705,872)  (470,119,000) (97,020,480) (1,273,495,413)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................   (2,960,547) $ (40,797,559)   1,207,219  $   5,621,285
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      YEAR ENDED                  YEAR ENDED
                                                                  DECEMBER 31, 1997           DECEMBER 31, 1996
                                                              --------------------------  --------------------------
ADVISOR CLASS                                                   SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................    4,493,439  $  41,526,678    4,311,411  $  57,463,326
Shares issued in connection with reinvestment of
  distributions.............................................       25,872        181,817       18,530        238,663
                                                              -----------  -------------  -----------  -------------
                                                                4,519,311     41,708,495    4,329,941     57,701,989
Shares repurchased..........................................   (4,408,085)   (41,722,805)  (4,285,455)   (57,637,275)
                                                              -----------  -------------  -----------  -------------
Net increase (decrease).....................................      111,226  $     (14,310)      44,486  $      64,714
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $287,334 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2886 per share (representing an approximate total of $7,701,422). The total amount of taxes paid by the Fund to such countries was approximately $.0155 per share (representing an approximate total of $412,339).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $20,539,592 as a capital gain dividend for the fiscal year ended December 31, 1997.

                                      F48

                          GT GLOBAL EUROPE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Europe Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Europe Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                      F49

                          GT GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (29.2%)
  ING Groep N.V. ............................................   NETH          449,610   $ 18,940,753         3.9
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN          732,160     16,649,643         3.4
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ           44,940     13,968,753         2.8
    BANKS-MONEY CENTER
  General Accident PLC ......................................   UK            729,800     12,642,677         2.6
    INSURANCE - PROPERTY-CASUALTY
  Axa - UAP .................................................   FR            161,800     12,519,774         2.6
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            949,000     12,263,760         2.5
    BANKS-REGIONAL
  National Westminster Bank PLC .............................   UK            658,000     10,934,253         2.2
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR            203,000     10,790,014         2.2
    BANKS-MONEY CENTER
  Unidanmark AS "A" .........................................   DEN           136,300     10,007,284         2.0
    BANKS-REGIONAL
  Svenska Handelsbanken, Inc. "A" Free ......................   SWDN          288,900      9,991,061         2.0
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN        1,344,033      7,602,878         1.5
    OTHER FINANCIAL
  Abbey National PLC ........................................   UK            419,253      7,510,756         1.5
    BANKS-SUPER REGIONAL
                                                                                        ------------
                                                                                         143,821,606
                                                                                        ------------
Energy (14.3%)
  Petroleum Geo-Services ASA-/- .............................   NOR           249,800     15,735,300         3.2
    ENERGY EQUIPMENT & SERVICES
  Total S.A. "B" ............................................   FR            118,000     12,842,070         2.6
    OIL
  Shell Transport & Trading Co., PLC ........................   UK          1,534,000     11,083,087         2.3
    OIL
  Viag AG ...................................................   GER            19,990     10,770,259         2.2
    ELECTRICAL & GAS UTILITIES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        1,790,700     10,231,703         2.1
    OIL
  Coflexip - ADR{\/} ........................................   FR            171,610      9,524,355         1.9
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          70,186,774
                                                                                        ------------
Services (14.0%)
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          573,300     16,176,381         3.3
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY        2,465,000     15,777,115         3.2
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK          1,650,000     11,894,089         2.4
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT          103,383     11,018,156         2.2
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F50

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Koninklijke Ahold N.V. ....................................   NETH          386,359   $ 10,082,079         2.1
    RETAILERS-FOOD
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ            1,061      3,977,116         0.8
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          68,924,936
                                                                                        ------------
Health Care (10.6%)
  Roche Holding AG ..........................................   SWTZ            1,600     15,889,361         3.2
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            253,300      9,408,286         1.9
    PHARMACEUTICALS
  Genset: ...................................................   FR                 --             --         1.8
    BIOTECHNOLOGY
    ADR-/- {\/} .............................................   --            393,667      7,774,923          --
    Common-/- ...............................................   --             14,900        891,252          --
  Glaxo Wellcome PLC ........................................   UK            363,639      8,598,361         1.8
    PHARMACEUTICALS
  Schering AG ...............................................   GER            63,630      6,138,340         1.3
    PHARMACEUTICALS
  Incentive AB "A" ..........................................   SWDN           15,760      1,419,659         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Nearmedic Ltd.-/- .........................................   ASTRI         618,200      1,272,722         0.3
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK            141,507        191,697          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          51,584,601
                                                                                        ------------
Technology (7.6%)
  Baan Company N.V.-/- {\/} .................................   NETH          478,400     15,787,200         3.2
    SOFTWARE
  TT Tieto Oy "B" ...........................................   FIN           101,828     11,460,254         2.3
    COMPUTERS & PERIPHERALS
  Misys PLC .................................................   UK            337,828     10,151,482         2.1
    SOFTWARE
                                                                                        ------------
                                                                                          37,398,936
                                                                                        ------------
Consumer Non-Durables (7.2%)
  Cadbury Schweppes PLC .....................................   UK          1,236,700     12,458,382         2.5
    BEVERAGES - NON-ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            8,100     12,139,463         2.5
    FOOD
  Gucci Group - NY Registered Shares{\/} ....................   NETH          260,550     10,910,531         2.2
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          35,508,376
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F51

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (7.1%)
  Nokia AB "A" ..............................................   FIN           269,400   $ 18,844,695         3.8
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR            127,200     16,168,148         3.3
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          35,012,843
                                                                                        ------------
Materials/Basic Industry (6.0%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ          166,000     19,775,431         4.0
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           55,500      9,571,231         2.0
    CHEMICALS
                                                                                        ------------
                                                                                          29,346,662
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $412,654,262) ................                            471,784,734        96.0
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Union Bank of Switzerland Roche Warrants "C", expire 7/98
   (cost $3,431,328) ........................................   SWTZ          481,700      3,644,246         0.8
                                                                                        ------------       -----
    PHARMACEUTICALS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $15,920,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $15,934,933,
   including accrued interest). (cost $15,622,000) ..........                             15,622,000         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $431,707,590)  * ....................                            491,050,980       100.0
Other Assets and Liabilities ................................                                202,831          --
                                                                                        ------------       -----

NET ASSETS ..................................................                           $491,253,811       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $431,707,590 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  65,811,221
                 Unrealized depreciation:            (6,467,831)
                                                  -------------
                 Net unrealized appreciation:     $  59,343,390
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F52

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    0.3                                   0.3
Denmark (DEN/DKK) ....................    2.0                                   2.0
Finland (FIN/FIM) ....................    6.1                                   6.1
France (FR/FRF) ......................   14.4                                  14.4
Germany (GER/DEM) ....................    3.5                                   3.5
Italy (ITLY/ITL) .....................    5.3                                   5.3
Netherlands (NETH/NLG) ...............   16.7                                  16.7
Norway (NOR/NOK) .....................    3.2                                   3.2
Portugal (PORT/PTE) ..................    2.2                                   2.2
Sweden (SWDN/SEK) ....................    7.2                                   7.2
Switzerland (SWTZ/CHF) ...............   13.3         0.8                      14.1
United Kingdom (UK/GBP) ..............   21.8                                  21.8
United States (US/USD) ...............                               3.2        3.2
                                        ------      -----          -----      -----
Total  ...............................   96.0         0.8            3.2      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $491,253,811.

    The accompanying notes are an integral part of the financial statements.

                                      F53

                          GT GLOBAL EUROPE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $431,707,590) (Note 1)..........................  $491,050,980
  U.S. currency.................................................................  $      317
  Foreign currencies (cost $18,334,892).........................................  18,199,857   18,200,174
                                                                                  ----------
  Receivable for securities sold............................................................   19,572,716
  Receivable for Fund shares sold...........................................................    1,953,987
  Dividends and dividend withholding tax reclaims receivable................................      186,252
  Interest receivable.......................................................................        2,517
                                                                                              -----------
    Total assets............................................................................  530,966,626
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................   33,388,567
  Payable for securities purchased..........................................................    5,169,750
  Payable for investment management and administration fees (Note 2)........................      415,152
  Payable for transfer agent fees (Note 2)..................................................      256,798
  Payable for service and distribution expenses (Note 2)....................................      195,095
  Payable for printing and postage expenses.................................................      113,320
  Payable for custodian fees................................................................       26,846
  Payable for registration and filing fees..................................................       17,663
  Payable for professional fees.............................................................       17,272
  Payable for fund accounting fees (Note 2).................................................       10,165
  Payable for Trustees' fees and expenses (Note 2)..........................................        3,013
  Other accrued expenses....................................................................       99,174
                                                                                              -----------
    Total liabilities.......................................................................   39,712,815
                                                                                              -----------
Net assets..................................................................................  $491,253,811
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($407,003,587 DIVIDED BY 28,420,611 shares
 outstanding)...............................................................................  $     14.32
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.32) *....................................  $     15.03
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($81,010,803 DIVIDED BY 5,763,649 shares
 outstanding)...............................................................................  $     14.06
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,239,421
 DIVIDED BY 224,847 shares outstanding).....................................................  $     14.41
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $427,588,285
  Accumulated net realized gain on investments and foreign currency transactions............    4,527,954
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (205,818)
  Net unrealized appreciation of investments................................................   59,343,390
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $491,253,811
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F54

                          GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,472,615)............................  $ 6,804,153
  Interest income...........................................................................    1,008,013
                                                                                              -----------
    Total investment income.................................................................    7,812,166
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    5,228,246
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,554,410
    Class B....................................................................      910,363    2,464,773
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,655,972
  Custodian fees............................................................................      433,551
  Fund accounting fees (Note 2).............................................................      138,072
  Registration and filing fees..............................................................      126,714
  Printing and postage expenses.............................................................      112,239
  Audit fees................................................................................       38,142
  Legal fees................................................................................       20,986
  Trustees' fees and expenses (Note 2)......................................................        8,387
  Other expenses (Note 1)...................................................................      497,313
                                                                                              -----------
    Total expenses before reductions........................................................   10,724,395
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (748,353)
                                                                                              -----------
    Total net expenses......................................................................    9,976,042
                                                                                              -----------
Net investment loss.........................................................................   (2,163,876)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................  107,873,761
  Net realized loss on foreign currency transactions...........................     (728,823)
                                                                                 -----------
    Net realized gain during the year.......................................................  107,144,938
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (237,701)
  Net change in unrealized appreciation of investments.........................  (31,970,694)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (32,208,395)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   74,936,543
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $72,772,667
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                      F55

                          GT GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment loss......................................................  $   (2,163,876) $   (1,938,485)
  Net realized gain on investments and foreign currency transactions.......     107,144,938      86,541,400
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies.......................................        (237,701)       (218,619)
  Net change in unrealized appreciation (depreciation) of investments......     (31,970,694)     23,691,090
                                                                             --------------  --------------
    Net increase in net assets resulting from operations...................      72,772,667     108,075,386
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................        (368,261)     (4,360,146)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................         (76,445)       (815,186)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net realized gain on investments....................................          (1,099)        (29,590)
                                                                             --------------  --------------
    Total distributions....................................................        (445,805)     (5,204,922)
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   2,415,165,409   3,224,591,371
  Decrease from capital shares repurchased.................................  (2,538,538,626) (3,342,278,802)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (123,373,217)   (117,687,431)
                                                                             --------------  --------------
Total decrease in net assets...............................................     (51,046,355)    (14,816,967)
Net assets:
  Beginning of year........................................................     542,300,166     557,117,133
                                                                             --------------  --------------
  End of year *............................................................  $  491,253,811  $  542,300,166
                                                                             --------------  --------------
                                                                             --------------  --------------
 * Includes undistributed net investment income of.........................  $           --  $           --
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

                                      F56

                          GT GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.03)       0.04        0.06        0.05
  Net realized and unrealized gain
   (loss) on investments................       1.48        2.16        0.95       (0.69)       2.36
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.44        2.13        0.99       (0.63)       2.41
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.10)      (0.05)      (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --          --
  In excess of net investment income....         --          --          --          --       (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)      (0.12)      (0.14)      (0.18)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.32   $   12.89   $   10.88   $   10.03   $   10.84
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      11.20%      19.61%       9.86%       (5.8)%      28.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 407,004   $ 453,792   $ 483,375   $ 646,313   $ 854,701
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.29)%     (0.26)%      0.38%       0.61%        0.6%
  Without expense reductions............      (0.43)%     (0.32)%      0.32%       0.53%        N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.75%       1.82%       1.83%       1.73%        1.9%
  Without expense reductions............       1.89%       1.88%       1.89%       1.81%        N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%         67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F57

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)     1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.73   $   10.81   $    9.97   $   10.79     $    9.02
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.11)      (0.03)         --            --
  Net realized and unrealized gain
   (loss) on investments................       1.47        2.15        0.94       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.34        2.04        0.91       (0.69)         1.85
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.03)         --         (0.06)
  From net realized gain on
   investments..........................      (0.01)      (0.12)      (0.04)         --            --
  In excess of net investment income....         --          --          --          --         (0.02)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.13)           --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)      (0.07)      (0.13)        (0.08)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   14.06   $   12.73   $   10.81   $    9.97     $   10.79
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      10.55%      18.79%       9.20%      (6.38)%        20.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  81,011   $  87,092   $  73,025   $  81,602     $  34,048
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.94)%     (0.91)%     (0.27)%     (0.04)%        (0.1)%(a)
  Without expense reductions............      (1.08)%     (0.97)%     (0.33)%     (0.12)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.40%       2.47%       2.48%       2.38%          2.6%(a)
  Without expense reductions............       2.54%       2.53%       2.54%       2.46%          N/A
Portfolio turnover rate++++.............        107%        123%        108%         91%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F58

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.92   $   10.85     $   10.24
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01        0.01          0.08
  Net realized and unrealized gain
   (loss) on investments................       1.49        2.18          0.71
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.50        2.19          0.79
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --         (0.14)
  From net realized gain on
   investments..........................      (0.01)      (0.12)        (0.04)
  In excess of net investment income....         --          --            --
  In excess of net realized gain on
   investments..........................         --          --            --
                                          ----------  ----------  -------------
    Total distributions.................      (0.01)      (0.12)        (0.18)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $   14.41   $   12.92     $   10.85
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      11.64%      20.21%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   3,239   $   1,416     $     718
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.06%       0.09%         0.73%(a)
  Without expense reductions............      (0.08)%      0.03%         0.67%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.40%       1.47%         1.48%(a)
  Without expense reductions............       1.54%       1.53%         1.54%(a)
Portfolio turnover rate++++.............        107%        123%          108%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0533   $  0.0277           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F59

                          GT GLOBAL EUROPE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Europe Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                                      F60

                          GT GLOBAL EUROPE GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $19,959,963 were on loan to brokers. The loans were secured by cash collateral of $20,701,800, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $541,865. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                                      F61

                          GT GLOBAL EUROPE GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $21,092,373 with a weighted average interest rate of 6.31%. Interest expense for the year ended December 31, 1997, was $465,718, included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $4,461 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $15,594 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $501,201. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For

                                      F62

                          GT GLOBAL EUROPE GROWTH FUND

performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $540,359,758 and $667,512,449, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................       146,863,882  $      2,008,141,712       247,661,557  $      2,968,073,960
Shares issued in connection with
  reinvestment of distributions.........            20,229               286,488           261,336             3,297,924
                                          ----------------  --------------------  ----------------  --------------------
                                               146,884,111         2,008,428,200       247,922,893         2,971,371,884
Shares repurchased......................      (153,681,853)       (2,115,903,158)     (257,136,969)       (3,090,222,730)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (6,797,742) $       (107,474,958)       (9,214,076) $       (118,850,846)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        25,162,463  $        340,605,118        15,643,994  $        188,596,754
Shares issued in connection with
  reinvestment of distributions.........             4,768                66,175            53,171               663,732
                                          ----------------  --------------------  ----------------  --------------------
                                                25,167,231           340,671,293        15,697,165           189,260,486
Shares repurchased......................       (26,243,592)         (357,657,223)      (15,609,973)         (188,238,304)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................        (1,076,361) $        (16,985,930)           87,192  $          1,022,182
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------
                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,798,844  $         66,064,822         5,230,224  $         63,929,457
Shares issued in connection with
  reinvestment of distributions.........                77                 1,094             2,336                29,544
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,798,921            66,065,916         5,232,560            63,959,001
Shares repurchased......................        (4,683,709)          (64,978,245)       (5,189,081)          (63,817,768)
                                          ----------------  --------------------  ----------------  --------------------
Net increase............................           115,212  $          1,087,671            43,479  $            141,233
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $206,488 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2362 per share (representing an approximate total of $8,046,337). The total amount of taxes paid by the Fund to such countries was approximately $.0432 per share (representing an approximate total of $1,472,615).

                                      F63

                          GT GLOBAL JAPAN GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Japan Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Japan Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                      F64

                          GT GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Services (17.3%)
  Ito-Yokado Co., Ltd. ................................................       90,000  $ 4,586,207        4.6
    RETAILERS-OTHER
  Southland Corp.{l} -/- {\/} .........................................    1,048,200    2,227,425        2.3
    RETAILERS-OTHER
  DDI Corp. ...........................................................          763    2,017,126        2.0
    WIRELESS COMMUNICATIONS
  Yoshinoya D&C Co., Ltd. .............................................          200    1,823,755        1.8
    RESTAURANTS
  Secom ...............................................................       25,000    1,597,701        1.6
    CONSUMER SERVICES
  Fast Retailing Co., Ltd. ............................................       99,000    1,585,517        1.6
    RETAILERS-APPAREL
  Aoyama Trading Co., Ltd. ............................................       75,200    1,342,651        1.4
    RETAILERS-APPAREL
  Ezaki Glico Co., Ltd. ...............................................      167,000    1,078,782        1.1
    RETAILERS-FOOD
  Tsutsumi Jewelry Co., Ltd. ..........................................       31,800      389,885        0.4
    RETAILERS-OTHER
  Fujitsu Business Systems ............................................       15,000      241,379        0.3
    BUSINESS & PUBLIC SERVICES
  Xebio Co., Ltd. .....................................................       25,000      199,234        0.2
    RETAILERS-APPAREL
  Nitori Co. ..........................................................          400        2,066         --
    RETAILERS-OTHER
                                                                                      -----------
                                                                                       17,091,728
                                                                                      -----------
Consumer Durables (11.7%)
  Sony Corp. ..........................................................       55,000    4,888,889        4.9
    CONSUMER ELECTRONICS
  Bridgestone Corp. ...................................................      165,000    3,578,161        3.6
    AUTO PARTS
  Citizen Watch Co., Ltd. .............................................      240,000    1,609,195        1.6
    CONSUMER ELECTRONICS
  Hitachi Ltd. ........................................................      220,000    1,567,816        1.6
    CONSUMER ELECTRONICS
                                                                                      -----------
                                                                                       11,644,061
                                                                                      -----------
Health Care (11.5%)
  Takeda Chemical Industries{z} .......................................      250,000    7,126,437        7.2
    PHARMACEUTICALS
  Yamanouchi Pharmaceutical ...........................................      135,000    2,896,552        2.9
    PHARMACEUTICALS
  Taisho Pharmaceuticals ..............................................       55,000    1,403,448        1.4
    PHARMACEUTICALS
                                                                                      -----------
                                                                                       11,426,437
                                                                                      -----------
Technology (9.3%)
  NEC Corp. ...........................................................      300,000    3,195,402        3.2
    SEMICONDUCTORS
  Matsushita-Kotobuki Electronics Ltd. ................................      120,000    3,016,092        3.0
    COMPUTERS & PERIPHERALS
  Murata Manufacturing Co., Ltd. ......................................      105,000    2,639,080        2.7
    INSTRUMENTATION & TEST
  Koei Co., Ltd. ......................................................       87,400      415,234        0.4
    SOFTWARE
                                                                                      -----------
                                                                                        9,265,808
                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                                      F65

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                         VALUE       % OF NET
EQUITY INVESTMENTS                                                         SHARES      (NOTE 1)       ASSETS
-----------------------------------------------------------------------  -----------  -----------  -------------
Capital Goods (7.7%)
  Canon, Inc. .........................................................      200,000  $ 4,659,004        4.7
    OFFICE EQUIPMENT
  Tsudakoma Corp. .....................................................      494,000    1,082,636        1.1
    MACHINERY & ENGINEERING
  Kurita Water Industries Ltd. ........................................       80,000      815,326        0.8
    ENVIRONMENTAL
  Shima Seiki Manufacturing Ltd. ......................................       20,000      749,425        0.8
    MACHINE TOOLS
  Higashi Nihon House .................................................       73,000      332,835        0.3
    CONSTRUCTION
  NEC System Integration & Construction ...............................           60          920         --
    CONSTRUCTION
  Japan Foundation Engineering ........................................           90          503         --
    CONSTRUCTION
                                                                                      -----------
                                                                                        7,640,649
                                                                                      -----------
Finance (7.5%)
  Nichiei Co., Ltd. ...................................................       60,000    6,390,805        6.5
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. .............................................      175,000      942,720        1.0
    OTHER FINANCIAL
                                                                                      -----------
                                                                                        7,333,525
                                                                                      -----------
Consumer Non-Durables (4.6%)
  Amway Japan Ltd. ....................................................      160,000    3,065,134        3.1
    HOUSEHOLD PRODUCTS
  Asahi Breweries Ltd. ................................................      105,000    1,528,736        1.5
    BEVERAGES - ALCOHOLIC
                                                                                      -----------
                                                                                        4,593,870
                                                                                      -----------
Materials/Basic Industry (1.8%)
  Sekisui Chemical Co., Ltd. ..........................................      200,000    1,016,092        1.0
    CHEMICALS
  Toyo Exterior .......................................................       80,000      524,138        0.5
    BUILDING MATERIALS & COMPONENTS
  Gakken ..............................................................      240,000      336,552        0.3
    PAPER/PACKAGING
                                                                                      -----------
                                                                                        1,876,782
                                                                                      -----------      -----

TOTAL EQUITY INVESTMENTS (cost $92,954,815) ...........................                70,872,860       71.4
                                                                                      -----------      -----

    The accompanying notes are an integral part of the financial statements.

                                      F66

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Corporate Bonds (0.8%)
  Japan (0.8%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due
     4/30/00 (cost $1,089,201) ...............................   CHF         1,150,000   $   771,601         0.8
                                                                                         -----------       -----


                                                                            NUMBER OF
OPTIONS                                                                     CONTRACTS
--------------------------------------------------------------             -----------
  Simex Nikkei Put Options, strike JPY15,500, expire 3/98 ....   JPY               120       455,172         0.5
    INDEX OPTIONS
  Simex Nikkei Put Options, strike JPY14,000, expire 3/98 ....   JPY                20        30,651          --
    INDEX OPTIONS
                                                                                         -----------       -----

TOTAL OPTIONS (cost $334,778) ................................                               485,823         0.5
                                                                                         -----------       -----

REPURCHASE AGREEMENT
--------------------------------------------------------------
  Dated December 31, 1997, with State Street Bank & Trust Co., due January 2, 1998, for an effective yield of 5.80%,
   collateralized by $23,430,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $23,451,977,
   including accrued interest). (cost $22,989,000)  ..........                            22,989,000        23.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $117,367,794)  * .....................                            95,119,284        95.9
Other Assets and Liabilities .................................                             4,064,999         4.1
                                                                                         -----------       -----

NET ASSETS ...................................................                           $99,184,283       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $119,887,833 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   6,797,228
                 Unrealized depreciation:           (31,565,777)
                                                  -------------
                 Net unrealized depreciation:     $ (24,768,549)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F67

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................    21,593,557       122.50000   2/12/98   $ 1,263,586
Japanese Yen............................    16,966,366       122.40000   2/12/98     1,007,490
Japanese Yen............................     8,483,183       122.50500   2/12/98       496,042
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $49,810,224)..................    47,043,106                             $ 2,767,118
                                          --------------                          --------------
                                                                                  --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 47.43%.

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
Simex Nikkei 225 Index Future (Face
 $7,173,761)............................    3/16/98       100        JPY      $6,542,693

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F68

                          GT GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $94,378,794) (Note 1)...........................  $72,130,284
  Repurchase agreement, at value and cost...................................................   22,989,000
  U.S. currency..................................................................  $     124
  Foreign currencies (cost $2,767,554)...........................................  2,751,171    2,751,295
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    2,767,118
  Receivable for miscellaneous, initial and variation margin (Note 1).......................      826,113
  Receivable for Fund shares sold...........................................................      275,360
  Dividends receivable......................................................................       53,462
  Interest receivable.......................................................................        4,204
                                                                                              -----------
    Total assets............................................................................  101,796,836
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,364,729
  Payable for investment management and administration fees (Note 2)........................       83,695
  Payable for transfer agent fees (Note 2)..................................................       44,494
  Payable for service and distribution expenses (Note 2)....................................       35,023
  Payable for printing and postage expenses.................................................       31,839
  Payable for professional fees.............................................................       23,063
  Payable for custodian fees................................................................       12,832
  Payable for registration and filing fees..................................................        6,592
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,377
  Payable for fund accounting fees..........................................................        1,383
  Other accrued expenses....................................................................        3,526
                                                                                              -----------
    Total liabilities.......................................................................    2,612,553
                                                                                              -----------
Net assets..................................................................................  $99,184,283
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($44,582,914 DIVIDED BY 4,973,256 shares
 outstanding)...............................................................................  $      8.96
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $8.96) *.....................................  $      9.41
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($24,250,220 DIVIDED BY 2,798,472 shares
 outstanding)...............................................................................  $      8.67
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($30,351,149
 DIVIDED BY 3,352,861 shares outstanding)...................................................  $      9.05
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $123,922,965
  Accumulated net realized loss on investments and foreign currency transactions............   (5,869,899)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    2,748,659
  Net unrealized depreciation of investments................................................  (21,617,442)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $99,184,283
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F69

                          GT GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $  916,186
  Dividend income (net of foreign withholding tax of $92,217)................................     523,661
                                                                                               ----------
    Total investment income..................................................................   1,439,847
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   1,017,788
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  212,419
    Class B......................................................................     317,148     529,567
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................     407,750
  Registration and filing fees...............................................................     107,110
  Custodian fees.............................................................................      78,324
  Printing and postage expenses..............................................................      53,056
  Audit fees.................................................................................      45,260
  Legal fees.................................................................................      31,455
  Fund accounting fees (Note 2)..............................................................      26,210
  Trustees' fees and expenses (Note 2).......................................................      13,140
  Other expenses.............................................................................       4,283
                                                                                               ----------
    Total expenses before reductions.........................................................   2,313,943
                                                                                               ----------
      Expense reductions (Notes 1 & 5).......................................................     (72,248)
                                                                                               ----------
    Total net expenses.......................................................................   2,241,695
                                                                                               ----------
Net investment loss..........................................................................    (801,848)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (8,229,791)
  Net realized gain on foreign currency transactions.............................   6,920,240
                                                                                   ----------
    Net realized loss during the year........................................................  (1,309,551)
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................     630,890
  Net change in unrealized depreciation of investments...........................  (8,170,261)
                                                                                   ----------
    Net unrealized depreciation during the year..............................................  (7,539,371)
                                                                                               ----------
Net realized and unrealized loss on investments and foreign currencies.......................  (8,848,922)
                                                                                               ----------
Net decrease in net assets resulting from operations.........................................  $(9,650,770)
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                      F70

                          GT GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment loss......................................................   $  (801,848)   $  (841,456)
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................    (1,309,551)     3,852,937
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       630,890       (464,975)
  Net change in unrealized depreciation of investments.....................    (8,170,261)   (11,261,238)
                                                                             -------------  -------------
    Net decrease in net assets resulting from operations...................    (9,650,770)    (8,714,732)
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................      (110,678)    (2,883,812)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (61,407)    (1,472,016)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................       (71,057)       (18,593)
                                                                             -------------  -------------
    Total distributions....................................................      (243,142)    (4,374,421)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   280,419,107    510,718,392
  Decrease from capital shares repurchased.................................  (267,455,599)  (554,451,474)
                                                                             -------------  -------------
    Net increase (decrease) from capital share transactions................    12,963,508    (43,733,082)
                                                                             -------------  -------------
Total increase (decrease) in net assets....................................     3,069,596    (56,822,235)
Net assets:
  Beginning of year........................................................    96,114,687    152,936,922
                                                                             -------------  -------------
  End of year *............................................................   $99,184,283    $96,114,687
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F71

                          GT GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.08)      (0.04)      (0.04)      (0.04)      (0.14)
  Net realized and unrealized gain
   (loss) on investments................      (0.70)      (0.77)       0.26        0.79        3.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (0.78)      (0.81)       0.22        0.75        2.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.96   $    9.76   $   11.00   $   12.15   $   11.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      (7.99)%     (7.43)%      1.94%       6.56%      33.45%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  44,583   $  63,585   $ 111,105   $  98,066   $  88,487
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.61)%     (0.40)%     (0.40)%     (0.32)%      (0.3)%
  Without expense reductions............      (0.68)%     (0.50)%     (0.55)%     (0.44)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.99%       1.84%       1.99%       1.91%        2.1%
  Without expense reductions............       2.06%       1.94%       2.14%       2.03%        N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%        104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F72

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.49   $   10.78   $   12.02   $   11.57     $    9.85
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.14)      (0.11)      (0.12)      (0.13)        (0.18)
  Net realized and unrealized gain
   (loss) on investments................      (0.66)      (0.75)       0.25        0.79          1.90
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.80)      (0.86)       0.13        0.66          1.72
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)      (1.37)      (0.21)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    8.67   $    9.49   $   10.78   $   12.02     $   11.57
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      (8.42)%     (8.05)%      1.20%       5.81%        17.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  24,250   $  32,116   $  41,274   $  27,355     $   3,699
Ratio of net investment loss to average
net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.26)%     (1.05)%     (1.05)%     (0.97)%        (0.9)%(a)
  Without expense reductions............      (1.33)%     (1.15)%     (1.20)%     (1.09)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.64%       2.49%       2.64%       2.56%          2.7%(a)
  Without expense reductions............       2.71%       2.59%       2.79%       2.68%          N/A
Portfolio turnover rate++++.............         58%         31%         67%         49%          104%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971         N/A         N/A           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F73

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.81   $   11.02     $   10.50
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment loss...................      (0.01)      (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................      (0.73)      (0.77)         1.89
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............      (0.74)      (0.78)         1.89
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.02)      (0.43)        (1.37)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    9.05   $    9.81     $   11.02
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............      (7.54)%     (7.14)%       18.14%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  30,351   $     413     $     558
Ratio of net investment loss to average
  net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.26)%     (0.05)%       (0.05)%(a)
  Without expense reductions............      (0.33)%     (0.15)%       (0.20)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.64%       1.49%         1.64%(a)
  Without expense reductions............       1.71%       1.59%         1.79%(a)
Portfolio turnover rate++++.............         58%         31%           67%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0416   $  0.0971           N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All Capital Shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F74

                          GT GLOBAL JAPAN GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Japan Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F75

                          GT GLOBAL JAPAN GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At December 31, 1997, the Fund had segregated securities valued at $7,126,437 and cash of $824,000 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of $5,491,954 were on loan to brokers. The loans were secured by cash collateral of $5,811,500 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended December 31, 1997, the Fund received securities lending fees of $53,675 which were used to reduce custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and

                                      F76

                          GT GLOBAL JAPAN GROWTH FUND

unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. For the year ended December 31, 1997, the Fund had no outstanding loan balance.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $23,200 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $24,083 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected such CDSCs in the amount of $260,311. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan

                                      F77

                          GT GLOBAL JAPAN GROWTH FUND

and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.
Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $53,454,101 and $47,110,095, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS A                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................        18,880,969  $        187,727,101        39,042,903  $        423,073,924
Shares issued in connection with
  reinvestment of distributions.........             9,319                84,712           225,741             2,221,785
                                          ----------------  --------------------  ----------------  --------------------
                                                18,890,288           187,811,813        39,268,644           425,295,709
Shares repurchased......................       (20,434,942)         (203,841,370)      (42,853,058)         (464,603,203)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................        (1,544,654) $        (16,029,557)       (3,584,414) $        (39,307,494)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------


                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
CLASS B                                        SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         5,059,734  $         49,439,098         7,303,169  $         77,038,650
Shares issued in connection with
  reinvestment of distributions.........             4,729                41,630           111,715             1,070,181
                                          ----------------  --------------------  ----------------  --------------------
                                                 5,064,463            49,480,728         7,414,884            78,108,831
Shares repurchased......................        (5,648,959)          (54,991,415)       (7,859,944)          (82,438,811)
                                          ----------------  --------------------  ----------------  --------------------
Net decrease............................          (584,496) $         (5,510,687)         (445,060) $         (4,329,980)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

                                                        YEAR ENDED                              YEAR ENDED
                                                    DECEMBER 31, 1997                       DECEMBER 31, 1996
                                          --------------------------------------  --------------------------------------
ADVISOR CLASS                                  SHARES              AMOUNT              SHARES              AMOUNT
----------------------------------------  ----------------  --------------------  ----------------  --------------------
Shares sold.............................         4,149,684  $         43,125,403           666,196  $          7,296,458
Shares issued in connection with
  reinvestment of distributions.........               126                 1,163             1,759                17,394
                                          ----------------  --------------------  ----------------  --------------------
                                                 4,149,810            43,126,566           667,955             7,313,852
Shares repurchased......................          (839,053)           (8,622,814)         (676,463)           (7,409,460)
                                          ----------------  --------------------  ----------------  --------------------
Net increase (decrease).................         3,310,757  $         34,503,752            (8,508) $            (95,608)
                                          ----------------  --------------------  ----------------  --------------------
                                          ----------------  --------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $18,573 under these arrangements.

                                      F78

                          GT GLOBAL JAPAN GROWTH FUND

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global Japan Growth Fund designates $194,123 as a capital gain dividend for the fiscal year ended December 31, 1997.

                                      F79

                             GT GLOBAL EQUITY FUNDS


                                GT GLOBAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL NEW DIMENSION FUND


Captures global growth opportunities by investing directly in the six GT Global Theme Funds


GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity for U.S. investors by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies


GT GLOBAL DEVELOPING MARKETS FUND


Invests in debt and equity securities of developing market issuers


/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND

Invests in the growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources



GT GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in Europe


GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND

Concentrates on equity securities of U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND

Invests in global government securities


GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND

Invests in a portfolio of emerging market debt securities



GT GLOBAL FLOATING RATE FUND


Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income


MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      EQUSX705MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND:
                         GT GLOBAL AMERICA VALUE FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 April 1, 1998

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated April 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Portfolio's investment manager and administrator, and also serves as each Fund's administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options and Futures......................................................................................................      4
Risk Factors.............................................................................................................     11
Investment Limitations...................................................................................................     13
Execution of Portfolio Transactions......................................................................................     14
Trustees and Executive Officers..........................................................................................     16
Management...............................................................................................................     18
Valuation of Fund Shares.................................................................................................     20
Information Relating to Sales and Redemptions............................................................................     21
Taxes....................................................................................................................     23
Additional Information...................................................................................................     25
Investment Results.......................................................................................................     26
Description of Debt Ratings..............................................................................................     31
Financial Statements.....................................................................................................     33

                                     [LOGO]

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by the Manager or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Manager waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Manager will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.

--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

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SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short

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    hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be

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written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a

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Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract

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provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures
Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures

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Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth

                  Statement of Additional Information Page 10

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

                  Statement of Additional Information Page 11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by that Board of Trustees. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Manager monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, the Manager will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Portfolio.


DEBT SECURITIES
Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Manager determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Manager will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

                  Statement of Additional Information Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Company's Board of Trustees.

Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of Growth Portfolio or the Portfolio's investment adviser or distributor individually own

                  Statement of Additional Information Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
    beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above.

The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by Growth Portfolio's Board of Trustees, the Manager is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, the Manager seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Manager may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Manager for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.
Ruth H. Quigley, 62                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94108                  Act that is managed or administered by the Manager.
Robert G. Wade, Jr.*, 70                 Mr. Wade is Consultant to the Manager; Chairman of the Board of Chancellor Capital
Trustee                                  Management, Inc. from January 1995 to October 1996; President, Chief Executive Officer and
1166 Avenue of the Americas              Chairman of the Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036                       Mr. Wade is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Manager since 1997;
Vice President and                Vice President -- Mutual Fund Accounting, the Manager from 1992 to 1997;
Principal Accounting Officer      and Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
50 California Street
San Francisco, CA 94111

Helge K. Lee, 51                  Chief Legal and Compliance Officer -- North America, the Manager since
Vice President and Secretary      October 1997; Executive Vice President of the Asset Management Division
50 California Street              of Liechtenstein Global Trust since October 1996; Senior Vice President,
San Francisco, CA 94111           General Counsel and Secretary of the Manager, GT Global, GT Services and
                                  G.T. Insurance from February 1996 to October 1996; Vice President,
                                  General Counsel and Secretary of LGT Asset Management, Inc., the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; Senior Vice President, General Counsel and Secretary of
                                  Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
                                  Funds from October 1991 through May 1994.

                            ------------------------

The Company's Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and GT Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 47 series managed or administered by the Manager. Each Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Company for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by the Manager for which he or she served as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.

                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS
The Manager serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract ("Portfolio Management Contract") between Growth Portfolio and the Manager. The Manager serves as administrator to each Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds and provides suitable office space and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.

The Portfolio Management Contract may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, Growth Portfolio or the Manager may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Manager. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Manager. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Manager reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to the Manager. For the same periods, the Small Cap Fund and America Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to the Manager. For the fiscal years ended December 31, 1997 and December 31, 1996, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, the Manager reimbursed the Small Cap Fund and America Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, the Manager reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.65% of average daily net assets of

                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Advisor Class shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Manager, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.

EXPENSES OF THE FUNDS AND THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of Growth Portfolio's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets to determine its net assets. The value of a Fund's net assets is the value of its investment in its corresponding Portfolio (i.e., its proportionate interest in the Portfolio's net assets). Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or GT Global.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider its investment objective(s).

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund's corresponding Portfolio, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FUND. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Asset Management AG in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management Inc. in Toronto, Canada; LGT Asset Management PLC in London; LGT Asset Management Ltd. in Hong Kong; LGT Asset Management Ltd. in Tokyo; LGT Asset Management Pte. Ltd. in Singapore; LGT Asset Management Ltd. in Sydney; and LGT Asset Management GmbH in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Company's, the Funds' and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Company and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company and Growth Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Advisor Class shares of each Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Dec. 31, 1997...................    10.70%            16.63%
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    12.68%            15.61%

The Standardized Returns for the Class A and Advisor Class shares of the America Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    21.19%            27.78%
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    22.28%            25.53%

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    36.55%            37.64%

                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the America Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    63.52%            65.00%

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following:

        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's, or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (4) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (5) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including but not limited to international financial and economic data.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

       (10) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (11) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (13) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes GT Global America Small Cap Growth Fund and GT Global America Value Fund can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. GT Global America Small Cap Growth Fund and GT Global America Value Fund do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these

                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total return to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The CPI and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisements and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P, rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The audited financial statements of each Fund as of December 31, 1997, and for the fiscal year then ended, appear on the following pages.

                  Statement of Additional Information Page 33

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

                                       F2

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F4

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F6

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                                       F9

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F10

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

                                      F11

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                      F12

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F14

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT Global
                                                                        ---------------------------------------------
                                                                           America         America
                                                                          Small Cap        Mid Cap        America
                                                                            Growth         Growth          Value
                                                                        Fund-Consolidated     Fund     Fund-Consolidated
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT Global
                                                                 ------------------------------------------
                                                                    America       America
                                                                   Small Cap      Mid Cap        America
                                                                    Growth         Growth         Value
                                                                 Fund-Consolidated     Fund   Fund-Consolidated
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F16

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT Global
                                          -----------------------------------------------------------------------------
                                             America Small Cap           America Mid Cap            America Value
                                          Growth Fund-Consolidated         Growth Fund            Fund-Consolidated
                                          ------------------------  -------------------------  ------------------------
                                          Year ended   Year ended   Year ended                 Year ended   Year ended
                                           December     December     December     Year ended    December     December
                                              31,          31,          31,      December 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Small Cap Growth Fund
                                          ------------------------------------------
                                                           Class A
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F18

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Small Cap Growth Fund
                                          ------------------------------------------
                                                           Class B
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Small Cap Growth Fund
                                          ------------------------------------------
                                                        Advisor Class
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             Mid Cap Growth Fund
                                          ----------------------------------------------------------
                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (d)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F21

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               Mid Cap Growth Fund
                                          -------------------------------------------------------------
                                                                    Class B++
                                          -------------------------------------------------------------
                                                                                          April 1, 1993
                                                     Year ended December 31,                   to
                                          ----------------------------------------------  December 31,
                                             1997        1996        1995      1994 (d)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F22

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     Mid Cap Growth Fund
                                          -----------------------------------------
                                                      Advisor Class+++
                                          -----------------------------------------
                                                                      June 1, 1995
                                           Year ended    Year ended        to
                                          December 31,  December 31,  December 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F23

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          Value Fund
                                          ------------------------------------------
                                                           Class A
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F24

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          Value Fund
                                          ------------------------------------------
                                                           Class B
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          Value Fund
                                          ------------------------------------------
                                                        Advisor Class
                                          ------------------------------------------
                                                                       October 18,
                                                                           1995
                                                                      (commencement
                                                                      of operations)
                                           Year ended    Year ended    to December
                                          December 31,  December 31,       31,
                                            1997 (d)      1996 (d)       1995 (d)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) Portfolio Valuation
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) Repurchase Agreements
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) Option Accounting Principles
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

                                      F27

                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) Portfolio Securities Loaned
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 December 31, 1997              Year ended
                                          --------------------------------   December 31, 1997
                                          Aggregate Value        Cash        -----------------
GT Global                                     on Loan         Collateral       Fees Received
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) Deferred Organizational Expenses
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) Taxes
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

                                      F28

                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) Distributions to Shareholders
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) Restricted Securities
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) Indexed Securities
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) Line of Credit
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

                                      F29

                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. Purchases and Sales of Securities
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F30

                            GT GLOBAL AMERICA FUNDS

4. Capital Shares
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           Capital Share Transactions

GT Global America Small Cap Growth Fund

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F31

                            GT GLOBAL AMERICA FUNDS

GT Global America Mid Cap Growth Fund

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F32

                            GT GLOBAL AMERICA FUNDS

GT Global America Value Fund

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   Year ended                    Year ended
                                               December 31, 1997              December 31, 1996
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. Subsequent Event
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
Federal Tax Information (Unaudited):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

Fund
----------------------------------------
GT Global America Small Cap Growth
 Fund...................................   3.06%
GT Global America Mid Cap Growth Fund...   3.13%
GT Global America Value Fund............  16.05%

                                      F33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.
GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL AMERICA SMALL CAP GROWTH FUND, GT GLOBAL AMERICA VALUE FUND, SMALL CAP PORTFOLIO, VALUE PORTFOLIO, G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      AMESX705MC